As filed with the Securities and Exchange Commission on September 22, 2023
Securities Act File No. [_____]
Investment Company Act File No. 811-23901
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
AMENDMENT NO.
PGIM Rock ETF Trust
(Exact name of registrant as specified in charter)
655 Broad Street, 6th Floor
Newark, New Jersey 07102
(Address of Principal Executive Offices)
1-800-225-1852
(Registrant’s Telephone Number, Including Area Code)
Claudia DiGiacomo
655 Broad Street, 6th Floor
Newark, New Jersey 07102
(Name and Address of Agent for Service)
With Copies to:
P. Jay Spinola Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019	Neesa Patel Sood Willkie Farr & Gallagher LLP 1875 K St NW Washington, DC 20006
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement
Registrant elects to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

The information in this Preliminary Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Preliminary Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PGIM Rock ETF Trust

SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS — September 22, 2023
PGIM US LARGE-CAP BUFFER 12 ETF – JANUARY	PGIM US LARGE-CAP BUFFER 20 ETF – JANUARY
Ticker Symbol: JANP	Ticker Symbol: PBJA
PGIM US LARGE-CAP BUFFER 12 ETF – FEBRUARY	PGIM US LARGE-CAP BUFFER 20 ETF – FEBRUARY
Ticker Symbol: FEBP	Ticker Symbol: PBFB
PGIM US LARGE-CAP BUFFER 12 ETF – MARCH	PGIM US LARGE-CAP BUFFER 20 ETF – MARCH
Ticker Symbol: MRCP	Ticker Symbol: PBMR
PGIM US LARGE-CAP BUFFER 12 ETF – APRIL	PGIM US LARGE-CAP BUFFER 20 ETF – APRIL
Ticker Symbol: APRP	Ticker Symbol: PBAP
PGIM US LARGE-CAP BUFFER 12 ETF – MAY	PGIM US LARGE-CAP BUFFER 20 ETF – MAY
Ticker Symbol: MAYP	Ticker Symbol: PBMY
PGIM US LARGE-CAP BUFFER 12 ETF – JUNE	PGIM US LARGE-CAP BUFFER 20 ETF – JUNE
Ticker Symbol: JUNP	Ticker Symbol: PBJN
PGIM US LARGE-CAP BUFFER 12 ETF – JULY	PGIM US LARGE-CAP BUFFER 20 ETF – JULY
Ticker Symbol: JULP	Ticker Symbol: PBJL
PGIM US LARGE-CAP BUFFER 12 ETF – AUGUST	PGIM US LARGE-CAP BUFFER 20 ETF – AUGUST
Ticker Symbol: AUGP	Ticker Symbol: PBAU
PGIM US LARGE-CAP BUFFER 12 ETF – SEPTEMBER	PGIM US LARGE-CAP BUFFER 20 ETF – SEPTEMBER
Ticker Symbol: SEPP	Ticker Symbol: PBSE
PGIM US LARGE-CAP BUFFER 12 ETF – OCTOBER	PGIM US LARGE-CAP BUFFER 20 ETF – OCTOBER
Ticker Symbol: OCTP	Ticker Symbol: PBOC
PGIM US LARGE-CAP BUFFER 12 ETF – NOVEMBER	PGIM US LARGE-CAP BUFFER 20 ETF – NOVEMBER
Ticker Symbol: NOVP	Ticker Symbol: PBNV
PGIM US LARGE-CAP BUFFER 12 ETF – DECEMBER	PGIM US LARGE-CAP BUFFER 20 ETF – DECEMBER
Ticker Symbol: DECP	Ticker Symbol: PBDE
Listing Exchange: Cboe BZX Exchange, Inc.
The Securities and Exchange Commission
(“SEC”) has not approved or disapproved the
Funds' shares, nor has the SEC determined
that this prospectus is complete or accurate.
It is a criminal offense to state otherwise.
Exchange-traded funds are distributed by
Prudential Investment Management Services
LLC, a Prudential Financial company,
member SIPC. PGIM Quantitative Solutions
LLC is a wholly owned subsidiary of PGIM,
Inc. (“PGIM”), a Prudential Financial
company. © 2023 Prudential Financial, Inc.
and its related entities. The Prudential logo
and the Rock symbol are service marks of
Prudential Financial, Inc. and its related
entities, registered in many jurisdictions
worldwide.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents
7	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – JANUARY
7	INVESTMENT OBJECTIVE
7	FUND FEES AND EXPENSES
7	INVESTMENTS, RISKS AND PERFORMANCE
18	MANAGEMENT OF THE FUND
18	BUYING AND SELLING FUND SHARES
18	TAX INFORMATION
19	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
20	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – FEBRUARY
20	INVESTMENT OBJECTIVE
20	FUND FEES AND EXPENSES
20	INVESTMENTS, RISKS AND PERFORMANCE
31	MANAGEMENT OF THE FUND
31	BUYING AND SELLING FUND SHARES
31	TAX INFORMATION
32	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
33	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – MARCH
33	INVESTMENT OBJECTIVE
33	FUND FEES AND EXPENSES
33	INVESTMENTS, RISKS AND PERFORMANCE
44	MANAGEMENT OF THE FUND
44	BUYING AND SELLING FUND SHARES
44	TAX INFORMATION
45	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
46	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – APRIL
46	INVESTMENT OBJECTIVE
46	FUND FEES AND EXPENSES
46	INVESTMENTS, RISKS AND PERFORMANCE
57	MANAGEMENT OF THE FUND
57	BUYING AND SELLING FUND SHARES
57	TAX INFORMATION
58	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
59	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – MAY
59	INVESTMENT OBJECTIVE
59	FUND FEES AND EXPENSES
59	INVESTMENTS, RISKS AND PERFORMANCE
70	MANAGEMENT OF THE FUND
70	BUYING AND SELLING FUND SHARES
70	TAX INFORMATION
71	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
72	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – JUNE
72	INVESTMENT OBJECTIVE
72	FUND FEES AND EXPENSES
72	INVESTMENTS, RISKS AND PERFORMANCE

83	MANAGEMENT OF THE FUND
83	BUYING AND SELLING FUND SHARES
83	TAX INFORMATION
84	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
85	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – JULY
85	INVESTMENT OBJECTIVE
85	FUND FEES AND EXPENSES
85	INVESTMENTS, RISKS AND PERFORMANCE
96	MANAGEMENT OF THE FUND
96	BUYING AND SELLING FUND SHARES
96	TAX INFORMATION
97	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
98	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – AUGUST
98	INVESTMENT OBJECTIVE
98	FUND FEES AND EXPENSES
98	INVESTMENTS, RISKS AND PERFORMANCE
109	MANAGEMENT OF THE FUND
109	BUYING AND SELLING FUND SHARES
109	TAX INFORMATION
110	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
111	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – SEPTEMBER
111	INVESTMENT OBJECTIVE
111	FUND FEES AND EXPENSES
111	INVESTMENTS, RISKS AND PERFORMANCE
122	MANAGEMENT OF THE FUND
122	BUYING AND SELLING FUND SHARES
122	TAX INFORMATION
123	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
124	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – OCTOBER
124	INVESTMENT OBJECTIVE
124	FUND FEES AND EXPENSES
124	INVESTMENTS, RISKS AND PERFORMANCE
135	MANAGEMENT OF THE FUND
135	BUYING AND SELLING FUND SHARES
135	TAX INFORMATION
136	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
137	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – NOVEMBER
137	INVESTMENT OBJECTIVE
137	FUND FEES AND EXPENSES
137	INVESTMENTS, RISKS AND PERFORMANCE
148	MANAGEMENT OF THE FUND
148	BUYING AND SELLING FUND SHARES
148	TAX INFORMATION
149	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
150	SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – DECEMBER

150	INVESTMENT OBJECTIVE
150	FUND FEES AND EXPENSES
150	INVESTMENTS, RISKS AND PERFORMANCE
161	MANAGEMENT OF THE FUND
161	BUYING AND SELLING FUND SHARES
161	TAX INFORMATION
162	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
163	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – JANUARY
163	INVESTMENT OBJECTIVE
163	FUND FEES AND EXPENSES
163	INVESTMENTS, RISKS AND PERFORMANCE
174	MANAGEMENT OF THE FUND
174	BUYING AND SELLING FUND SHARES
174	TAX INFORMATION
175	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
176	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – FEBRUARY
176	INVESTMENT OBJECTIVE
176	FUND FEES AND EXPENSES
176	INVESTMENTS, RISKS AND PERFORMANCE
187	MANAGEMENT OF THE FUND
187	BUYING AND SELLING FUND SHARES
187	TAX INFORMATION
188	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
189	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – MARCH
189	INVESTMENT OBJECTIVE
189	FUND FEES AND EXPENSES
189	INVESTMENTS, RISKS AND PERFORMANCE
200	MANAGEMENT OF THE FUND
200	BUYING AND SELLING FUND SHARES
200	TAX INFORMATION
201	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
202	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – APRIL
202	INVESTMENT OBJECTIVE
202	FUND FEES AND EXPENSES
202	INVESTMENTS, RISKS AND PERFORMANCE
213	MANAGEMENT OF THE FUND
213	BUYING AND SELLING FUND SHARES
213	TAX INFORMATION
214	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
215	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – MAY
215	INVESTMENT OBJECTIVE
215	FUND FEES AND EXPENSES
215	INVESTMENTS, RISKS AND PERFORMANCE
226	MANAGEMENT OF THE FUND
226	BUYING AND SELLING FUND SHARES

226	TAX INFORMATION
227	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
228	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – JUNE
228	INVESTMENT OBJECTIVE
228	FUND FEES AND EXPENSES
228	INVESTMENTS, RISKS AND PERFORMANCE
239	MANAGEMENT OF THE FUND
239	BUYING AND SELLING FUND SHARES
239	TAX INFORMATION
240	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
241	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – JULY
241	INVESTMENT OBJECTIVE
241	FUND FEES AND EXPENSES
241	INVESTMENTS, RISKS AND PERFORMANCE
252	MANAGEMENT OF THE FUND
252	BUYING AND SELLING FUND SHARES
252	TAX INFORMATION
253	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
254	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – AUGUST
254	INVESTMENT OBJECTIVE
254	FUND FEES AND EXPENSES
254	INVESTMENTS, RISKS AND PERFORMANCE
265	MANAGEMENT OF THE FUND
265	BUYING AND SELLING FUND SHARES
265	TAX INFORMATION
266	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
267	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – SEPTEMBER
267	INVESTMENT OBJECTIVE
267	FUND FEES AND EXPENSES
267	INVESTMENTS, RISKS AND PERFORMANCE
278	MANAGEMENT OF THE FUND
278	BUYING AND SELLING FUND SHARES
278	TAX INFORMATION
279	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
280	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – OCTOBER
280	INVESTMENT OBJECTIVE
280	FUND FEES AND EXPENSES
280	INVESTMENTS, RISKS AND PERFORMANCE
291	MANAGEMENT OF THE FUND
291	BUYING AND SELLING FUND SHARES
291	TAX INFORMATION
292	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
293	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – NOVEMBER
293	INVESTMENT OBJECTIVE
293	FUND FEES AND EXPENSES

293	INVESTMENTS, RISKS AND PERFORMANCE
304	MANAGEMENT OF THE FUND
304	BUYING AND SELLING FUND SHARES
304	TAX INFORMATION
305	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
306	SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – DECEMBER
306	INVESTMENT OBJECTIVE
306	FUND FEES AND EXPENSES
306	INVESTMENTS, RISKS AND PERFORMANCE
317	MANAGEMENT OF THE FUND
317	BUYING AND SELLING FUND SHARES
317	TAX INFORMATION
318	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
319	MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
319	INVESTMENT STRATEGIES AND INVESTMENTS
320	RISKS OF INVESTING IN A FUND
328	HOW THE FUNDS ARE MANAGED
328	BOARD OF Trustees
328	MANAGER
328	SUBADVISER
329	PORTFOLIO MANAGERS
329	DISTRIBUTOR
330	DISCLOSURE OF PORTFOLIO HOLDINGS
331	FUND DISTRIBUTIONS AND TAX ISSUES
331	DISTRIBUTIONS
332	TAX ISSUES
333	TAXES WHEN SHARES ARE SOLD
334	HOW TO BUY AND SELL SHARES
338	FINANCIAL HIGHLIGHTS

SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – JANUARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2024 through December 31, 2024 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.
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The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on January 1, 2024 and end on December 31, 2024. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not

PGIM Rock ETF Trust

experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that
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purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.

PGIM Rock ETF Trust

FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – FEBRUARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period February 1, 2024 through January 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.

PGIM Rock ETF Trust

The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on February 1, 2024 and end on January 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not
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experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that

PGIM Rock ETF Trust

purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
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FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – MARCH
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period March 1, 2024 through February 28, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.
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The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on March 1, 2024 and end on February 28, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not

PGIM Rock ETF Trust

experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that
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purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.

PGIM Rock ETF Trust

FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – APRIL
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period April 1, 2024 through March 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.

PGIM Rock ETF Trust

The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on April 1, 2024 and end on March 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not
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experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that

PGIM Rock ETF Trust

purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
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FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – MAY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2024 through April 30, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type
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(put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on May 1, 2024 and end on April 30, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor

PGIM Rock ETF Trust

acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options

PGIM Rock ETF Trust

The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – JUNE
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period June 1, 2024 through May 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type

PGIM Rock ETF Trust

(put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on June 1, 2024 and end on May 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor
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acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options
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The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – JULY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2024 through June 30, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type
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(put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on July 1, 2024 and end on June 30, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor

PGIM Rock ETF Trust

acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options

PGIM Rock ETF Trust

The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – AUGUST
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period August 1, 2024 through July 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.

PGIM Rock ETF Trust

The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on August 1, 2024 and end on July 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not
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experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that

PGIM Rock ETF Trust

purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
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FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – SEPTEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period September 1, 2024 through August 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.
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The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on September 1, 2024 and end on August 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not

PGIM Rock ETF Trust

experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that
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purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.

PGIM Rock ETF Trust

FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – OCTOBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period October 1, 2024 through September 30, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.

PGIM Rock ETF Trust

The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on October 1, 2024 and end on September 30, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not
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experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that

PGIM Rock ETF Trust

purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
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FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – NOVEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period November 1, 2024 through October 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.
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The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on November 1, 2024 and end on October 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not

PGIM Rock ETF Trust

experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that
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purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.

PGIM Rock ETF Trust

FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 12 ETF – DECEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period December 1, 2024 through November 30, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers large-capitalization companies to be companies in which the Underlying ETF (as defined below) invests and/or which are included in the S&P 500® Index.

PGIM Rock ETF Trust

The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ]% and the buffer is 11.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ]%, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period will begin on December 1, 2024 and end on November 30, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not
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experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s net asset value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 12% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 11.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that

PGIM Rock ETF Trust

purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
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FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
The Fund enters into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – JANUARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2024 through December 31, 2024 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the
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Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on January 1, 2024 and end on December 31, 2024. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return

PGIM Rock ETF Trust

potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options

PGIM Rock ETF Trust

The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – FEBRUARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period February 1, 2024 through January 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the

PGIM Rock ETF Trust

Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on February 1, 2024 and end on January 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return
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potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options
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The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – MARCH
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period March 1, 2024 through February 28, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the
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Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on March 1, 2024 and end on February 28, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return

PGIM Rock ETF Trust

potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options

PGIM Rock ETF Trust

The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – APRIL
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period April 1, 2024 through March 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the

PGIM Rock ETF Trust

Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on April 1, 2024 and end on March 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return
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potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options
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The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – MAY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2024 through April 30, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the
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Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on May 1, 2024 and end on April 30, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an

PGIM Rock ETF Trust

investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options

PGIM Rock ETF Trust

The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – JUNE
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period June 1, 2024 through May 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the

PGIM Rock ETF Trust

Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on June 1, 2024 and end on May 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an
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investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options
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The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – JULY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2024 through June 30, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the
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Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on July 1, 2024 and end on June 30, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an

PGIM Rock ETF Trust

investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options

PGIM Rock ETF Trust

The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – AUGUST
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period August 1, 2024 through July 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the

PGIM Rock ETF Trust

Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on August 1, 2024 and end on July 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return
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potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options
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The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – SEPTEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period September 1, 2024 through August 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the
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Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on September 1, 2024 and end on August 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return

PGIM Rock ETF Trust

potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options

PGIM Rock ETF Trust

The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – OCTOBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period October 1, 2024 through September 30, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the

PGIM Rock ETF Trust

Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on October 1, 2024 and end on September 30, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return
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potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options
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The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – NOVEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period November 1, 2024 through October 31, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the
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Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on November 1, 2024 and end on October 31, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return

PGIM Rock ETF Trust

potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options

PGIM Rock ETF Trust

The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.
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As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
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1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
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3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the

PGIM Rock ETF Trust

extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

PGIM Rock ETF Trust

FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
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Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

PGIM Rock ETF Trust

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%
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of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PGIM Rock ETF Trust

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM US LARGE-CAP BUFFER 20 ETF – DECEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period December 1, 2024 through November 30, 2025 is [XX]%.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.50]%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	[0.50]%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years
	$51	$160
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Fund is an actively managed exchange-traded fund (“ETF”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the

PGIM Rock ETF Trust

Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information.
The Fund seeks to produce a range of potential returns (a “target outcome”) based upon the performance of the Underlying ETF. The returns sought by the Fund, which include downside protection (a “buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of [ ]% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is [ ] % and the buffer is 19.5%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
◾
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is [ ] %, prior to taking into account the Fund’s fees and expenses.
◾
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
◾
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period will begin on December 1, 2024 and end on November 30, 2025. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return
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potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Buffer and Cap” below for additional information.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Buffer and Cap
The Fund seeks to provide a buffer to absorb the first 20% loss of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The buffer is before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the buffer is 19.5%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 20% loss of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to the extent of the buffer for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of [ ]% (before fees and expenses) and [ ]% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF before fees and expenses, but any percentage gains over the amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the performance of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the cap and downside protection significantly lower than the buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, [WEB ADDRESS] Ticker [ ], provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
FLEX Options
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The Fund invests in FLEX Options, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When the Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When the Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve the buffer, the Fund will simultaneously write a put option with a strike price that is equal to the downside buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying Fund (the “put-spread”). The Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.
To the extent the Fund enters into derivatives transactions, including FLEX Options, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Underlying ETF
The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates.

PGIM Rock ETF Trust

As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
Subsequent Target Outcome Periods
The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:
◾
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders.
◾
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the
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extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Rock ETF Trust

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
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FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Rock ETF Trust

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
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New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90%

PGIM Rock ETF Trust

of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	Principal and Portfolio Manager	[December 2023]
		John Hall, CFA	Vice President	[December 2023]
		Devang Gambhirwala	Principal and Portfolio Manager	[December 2023]
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
INVESTMENT STRATEGIES AND INVESTMENTS
Under normal market conditions, each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies. The Funds are actively managed exchange-traded funds (“ETF”). The term “investable assets” refers to a Fund’s net assets plus any borrowings for investment purposes. A Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Each Fund considers large-capitalization companies to be companies in which the Underlying ETF invests and/or which are included in the S&P 500® Index.
Each Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Each Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
Money Market Instruments
Each Fund may hold cash and/or invest in money market instruments, including commercial paper of a U.S. or non-U.S. company, non-U.S. government securities, certificates of deposit, bankers' acceptances, time deposits of domestic and non-U.S. banks, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These obligations may be U.S. dollar-denominated or denominated in a non-U.S. currency. Money market instruments typically have a maturity of one year or less as measured from the date of purchase.
U.S. Government and Agency Securities
Each Fund may invest in securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government. Some U.S. Government securities are backed by the full faith and credit of the United States, which means that payment of principal and interest is guaranteed but market value is not.
Investments in Affiliated and Unaffiliated Funds
Each Fund may invest its assets in affiliated or unaffiliated funds, including exchange-traded funds. Each Fund can invest its free cash balances in short-term bond funds and/or money market funds to obtain income on short-term cash balances while awaiting attractive investment opportunities, to provide liquidity in preparation for anticipated redemptions or for defensive purposes. Such an investment could also allow a Fund to obtain the benefits of a more diversified portfolio available in the funds than might otherwise be available through direct investments in those asset classes, and will subject the Fund to the risks associated with the particular asset class. The investment results of the portions of a Fund’s assets invested in the other funds will be based on the investment results of the other funds. As a shareholder in other funds, a Fund will pay its proportional share of the expenses of the other funds.
The affiliated short-term bond funds and certain affiliated money market funds do not pay a management fee to the investment manager, since the investment manager only receives reimbursement for its expenses. Thus, shareholders of a Fund are not paying management fees for both the Fund and the affiliated short-term bond funds and money market funds.
To the extent a Fund serves as an underlying investment for other registered funds, the Fund may be prohibited from investing in certain registered funds and private funds.
Temporary Defensive Investments
In response to adverse market, economic or political conditions ,a Fund may take a temporary defensive position and invest up to 100% of its investable assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities, or in high-quality obligations of U.S. or non-U.S. banks and corporations, and may hold up to 100% of its investable assets in cash or cash equivalents.
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Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions. Investing heavily in these securities is inconsistent with and limits a Fund's ability to achieve its investment objective, but may help to preserve a Fund's assets.
Other Investments
In addition to the strategies and securities discussed above, each Fund may use other strategies or invest in other types of securities as described in the Statement of Additional Information (“SAI”). Any Fund might not use all of the strategies or invest in all of the types of securities as described in the Prospectus or in the SAI.
The tables below summarize the investment limits applicable to the Fund’s principal investment strategies and certain non-principal investment strategies.
Principal Strategies: Investment Limits
◾
Investments that provide exposure to equity securities issued by large- capitalization U.S. companies: At least 80% of total assets
◾Derivatives: No limit, subject to the requirements under Rule 18f-4 under the 1940 Act.

Certain Non-Principal Strategies: Investment Limits
◾ Money Market Instruments: Up to 100% of investable assets on a temporary basis ◾Illiquid investments: Up to 15% of net assets
RISKS OF INVESTING IN A FUND
The order of the below risk factors does not indicate the significance of any particular risk factor. The below risk factors apply to each Fund and/or the Underlying ETF. Unless otherwise specified, references to a “Fund” apply to each Fund and the Underlying ETF.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.

PGIM Rock ETF Trust

Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect its creations and redemptions in cash or partially in cash. To the extent the Fund engages primarily in cash creation or redemption transactions, an investment in the Fund may be less tax-efficient than an investment in ETFs that transact primarily or solely in-kind. Many ETFs generally make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of each Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers or issuers of securities in which the Fund invests.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. Premiums and discounts relate to differences between the market price and NAV of the Fund’s shares. During such periods, you may incur significant losses if you sell your shares of the Fund.
The securities held by the Fund may be traded in markets that close at a different time than the Exchange and may trade outside of a collateralized settlement system. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads for the Fund’s shares on the Exchange and the corresponding premium or discount between the market price for Fund shares and their NAV may widen. Additionally, during times when the Exchange is open but after the applicable market is closed, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s trading day on the Exchange and this may lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

PGIM Rock ETF Trust

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decreases. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that the shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the
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Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. Certain of these entities may use predetermined, nondiscretionary mathematical formulas in their investment process that may result in large-scale asset flows into and out of the Fund. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Such redemptions may cause the Fund to have to sell securities at inopportune times or prices. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. To the extent a large shareholder in the Fund is an entity subject to domestic and/or international regulations governing banking, insurance, or other financial institutions, changes in those regulations (e.g., capital requirements) or in the shareholder’s financial status may cause or require the shareholder to redeem its investment in the Fund when it otherwise would not choose to redeem that investment. It is also possible that a significant redemption could result in an increase in Fund expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Fund to implement its investment strategy. Large redemptions could also result in tax consequences to shareholders. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time

PGIM Rock ETF Trust

or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses or future public health epidemics and any corresponding responses may have an impact on the Fund’s investments and net asset value, and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is fully invested. Similarly, a new or smaller fund's investment strategy may require a longer period of time to show returns that are representative of the strategy. New funds have limited performance histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold
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their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

PGIM Rock ETF Trust

In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses.
Please note that, in addition to the risks discussed above, there are many other factors that may impact a Fund’s ability to achieve its investment objective and which could result in a loss of all or a part of your investment.
More information about each Fund’s investment strategies and risks appears in the SAI.
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HOW THE FUNDS ARE MANAGED
BOARD OF Trustees
The Funds are overseen by a Board of Trustees (hereafter referred to as “Trustees”, or the “Board”). The Board oversees the actions of the Manager, subadviser and distributor and decides on general policies. The Board also oversees the Funds' officers, who conduct and supervise the daily business operations of the Funds.
MANAGER
PGIM Investments LLC (“PGIM Investments”)
655 Broad Street
Newark, NJ 07102-4410
As manager, PGIM Investments manages each Fund’s investment operations and administers its business affairs and is responsible for supervising each Fund’s subadviser. Pursuant to the management agreement relating to the Funds, PGIM Investments is responsible for substantially all expenses of the Funds, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. The Funds may also pay for any costs or expenses of investing in other funds. Each Fund pays PGIM Investments management fees at the rate of 0.50% of the respective Fund’s average daily net assets.
PGIM Investments and its predecessors have served as a manager or administrator to investment companies since 1987. As of August 31, 2023, PGIM Investments, a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential”), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $291.6 billion.
Subject to the supervision of the Board, PGIM Investments is responsible for conducting the initial review of prospective subadvisers for the Funds. In evaluating a prospective subadviser, PGIM Investments considers many factors, including the firm's experience, investment philosophy and historical performance. Subject to the Board’s oversight, PGIM Investments is also responsible for monitoring the performance of a Fund’s subadviser and recommending its termination and replacement when deemed appropriate. PGIM Investments may provide a subadviser with additional investment guidelines consistent with a Fund’s investment objective and restrictions.
PGIM Investments and the Funds operate under an exemptive order (the “Order”) from the SEC that generally permits PGIM Investments to enter into or amend agreements with unaffiliated subadvisers and certain subadvisers that are affiliates of PGIM Investments without obtaining shareholder approval. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with a subadviser. Shareholders of a Fund still have the right to terminate these agreements at any time by a vote of the majority of the outstanding shares of such Fund. A Fund will notify shareholders of any new subadvisers engaged or material amendments to subadvisory agreements made pursuant to the Order. Any new subadvisory agreement or amendment to the Funds' management agreement or current subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by a Fund will be submitted to such Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers.
A discussion of the basis for the Board's approvals of the management and subadvisory agreements will be available in the Funds' Semi-Annual Report to shareholders dated April 30.
SUBADVISER
PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”), a registered investment adviser, is a wholly-owned and independently-operated subsidiary of PGIM, the global investment management businesses of Prudential. Our firm was founded in 1975 as the quantitative equity and multi-asset business of PGIM, Inc. As of June 30, 2023, PGIM

PGIM Rock ETF Trust

Quantitative Solutions managed approximately $96.76 billion in quantitative equity and multi-asset for a global client base of pension funds, endowments, foundations, sovereign wealth funds and subadvisory accounts. With offices in Newark, San Francisco* and London, PGIM Quantitative Solutions’ primary address is 655 Broad Street, Newark, New Jersey 07102.
* PGIM Quantitative Solutions does not conduct investment advisory activities from this location.
PORTFOLIO MANAGERS
PGIM Quantitative Solutions typically follows a team approach in the management of its portfolios. The members of the PGIM Quantitative Solutions team that are jointly and primarily responsible for the day-to-day management of the Funds are listed below.
Peter Vaiciunas, CFA, is a Principal and Portfolio Manager for PGIM Quantitative Solutions working within the Multi-Asset team. He is responsible for portfolio management, investment strategy, portfolio design, and multi-asset research. Prior to joining PGIM Quantitative Solutions, Peter served as an Investment Analyst for Memorial Sloan Kettering's endowment fund and held roles at ITG Investment Research, Liquidnet Inc. and Speakeasy Investment Group in Toronto. Peter earned his BCom from the University of Toronto, an MBA from McMaster University DeGroote School of Business, and a Master of Applied Data Science from University of Michigan. He is also a member of the CFA Society New York.
John Hall, CFA, is a Vice President for PGIM Quantitative Solutions working within the Multi-Asset team. He is responsible for investment strategy, portfolio design and multi-asset research. Prior to his current role, John was a Director with PGIM Global Partners, where he held portfolio management responsibilities. He earned a BS in economics (honors) with minors in mathematics, management, and political science from Purdue University. John also holds an MA in economics from New York University.
Devang Gambhirwala is a Principal and Portfolio Manager for PGIM Quantitative Solutions working within the Quantitative Equity and Multi-Asset teams. He is responsible for portfolio management and research. Prior to joining PGIM Quantitative Solutions, Devang worked as a Quantitative Research Analyst and Assistant Portfolio Manager for PGIM, Inc. He earned a BS in computer and information sciences from the New Jersey Institute of Technology and an MBA from Rutgers University.
Additional information about portfolio manager compensation, other accounts managed, and portfolio manager ownership of Fund securities may be found in the SAI.
DISTRIBUTOR
Each Fund's Distributor is Prudential Investment Management Services LLC (“PIMS” or the “Distributor”). The Distributor is a broker-dealer registered with the SEC. The Distributor distributes Creation Units (as defined below in the section “How to Buy and Sell Shares”) for each Fund and does not maintain a secondary market in shares of the Fund.
Distribution and Service Plan
Each Fund has adopted a Distribution and Service Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). The 12b-1 Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The 12b-1 Plan permits each Fund to pay compensation at an annual rate of up to 0.25% of each Fund's average daily net assets. However, the Board has determined not to authorize payment of a 12b-1 Plan fee at this time.
The 12b-1 fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees, when and if authorized, will be paid out of each Fund's assets on an ongoing basis, over time they will increase the cost of an investment in each Fund.
Visit our website at www.pgim.com/investments

PGIM or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making Fund shares available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by each Fund. Rather, such payments are made by PGIM or its affiliates from their own resources, which come directly or indirectly in part from fees paid by each Fund. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the funds over another investment. More information regarding these payments is contained in each Fund’s SAI.
Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from PGIM or its affiliates.
DISCLOSURE OF PORTFOLIO HOLDINGS
Fund policies and procedures with respect to the disclosure of each Fund's portfolio securities are described in each Fund's SAI. On each business day, before commencement of trading on the Exchange, each Fund will disclose on pgim.com/investments the Fund's portfolio holdings that will form the basis for the Fund's calculation of NAV at the end of the business day.

PGIM Rock ETF Trust

FUND DISTRIBUTIONS AND TAX ISSUES
DISTRIBUTIONS
Each Fund distributes dividends out of any net investment income to shareholders. For example, if the Fund owns an ACME Corp. bond and the bond pays interest, the Fund will pay out a portion of this interest as a dividend to its shareholders, assuming the Fund’s income is more than its costs and expenses.
Each Fund also distributes any realized net capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 bonds of ACME Corp. for a total of $1,000 and more than one year later sold the bonds for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund’s remaining total gains are greater than any losses it may have).
Dividends and other distributions on shares of each Fund are distributed on a pro rata basis to beneficial owners of such shares.
Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from each Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market. Dividend distributions of both income and realized gains will be subject to taxation whether or not they are reinvested in the Funds.
The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.
Expected Distribution Schedule*
Fund	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
PGIM US Large-Cap Buffer 12 ETF – January	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – February	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – March	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – April	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – May	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – June	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – July	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – August	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – September	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – October	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – November	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 12 ETF – December	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – January	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – February	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – March	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – April	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – May	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – June	Periodic	Annually	Annually
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Expected Distribution Schedule*
Fund	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
PGIM US Large-Cap Buffer 20 ETF – July	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – August	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – September	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – October	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – November	Periodic	Annually	Annually
PGIM US Large-Cap Buffer 20 ETF – December	Periodic	Annually	Annually
*Under certain circumstances, the Funds may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
TAX ISSUES
Investors who buy shares of the Funds should be aware of some important tax issues. For example, each Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. These distributions are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (“IRA”) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Funds also may be subject to state and local income tax in the state where you live. Also, if you sell shares of the Funds for a profit, you may have to pay capital gains taxes on the amount of your profit, unless you hold your shares in a qualified or tax-deferred plan or account.
The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.
Fund Distributions
Dividends of net investment income will generally be taxable to shareholders at ordinary income rates. Dividends from net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at the long-term capital gain tax rate. Also, a portion of the dividends paid to corporate shareholders of the Funds will be eligible for the dividends received deduction to the extent each Fund’s income is derived from certain dividends received from U.S. corporations.
Fund distributions of net capital gains are taxed differently depending on how long each Fund holds the security. If each Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which is generally taxed at rates of up to 15% or 20% for noncorporate U.S. shareholders, depending on whether their income exceeds certain threshold amounts which are adjusted annually for inflation. If each Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income. Different rates apply to corporate shareholders.
A U.S. shareholder that is an individual, estate, or certain type of trust is subject to a 3.8% Medicare contribution tax on the lesser of (1) the U.S. shareholder’s “net investment income,” including Fund distributions and net gains from the disposition of Fund shares, and (2) the excess of the U.S. shareholder’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 for married couples filing jointly). For this purpose, net investment income includes interest, dividends, annuities, royalties, capital gain and income from a passive activity business or a business of trading in financial instruments or commodities.
Form 1099
For every year the Funds declares a dividend, you will receive a Form 1099, which reports the amount of ordinary income distributions and long-term capital gains we distributed to you during the prior year unless you own shares of the Funds as part of a qualified or tax-deferred plan or account. If you do own shares of the Funds as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.

PGIM Rock ETF Trust

Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends and distributions in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends and distributions are treated as if they were paid on December 31st of the prior year.
Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your distributions and sale proceeds based on the applicable backup withholding rate.
Taxation of Non-U.S. Shareholders
For a discussion regarding the taxation of non-U.S. shareholders, please see the SAI and contact your tax adviser.
If You Purchase on or Before a Record Date
If you buy shares of the Funds on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you’ve done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Funds decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Funds also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment may have come back to you as taxable income.
TAXES WHEN SHARES ARE SOLD
Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Capital loss realized on the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. The ability to deduct capital losses may be limited. Net gains from the sale of shares are included in “net investment income” for purposes of the 3.8% Medicare contribution tax mentioned above.
For shares purchased and sold from a taxable account, your intermediary will report cost basis information to you and to the IRS. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method, which is often the average cost method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.
The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.
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HOW TO BUY AND SELL SHARES
Secondary Market
Most investors will buy and sell Fund shares in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for Fund shares based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity.
Shares of the Funds trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.
Directly with the Funds
Fund shares are issued or redeemed by a Fund at NAV per share only in aggregations of a specified number of shares (“Creation Units”). An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.
A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into a Fund a designated portfolio of securities, assets or other positions (a “creation basket”, and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets.”
For more detailed information, see “Creations and Redemptions of Fund Shares” in the Fund’s SAI.
Beneficial Ownership
The Depository Trust Company (“DTC”) serves as securities depository for Fund shares. Shares of the Funds may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding shares of the Funds. Beneficial ownership of shares will be shown on the records of DTC or its participants. Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of shares of a Fund, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests.
Each Fund understands that under existing industry practice, in the event the Fund requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and

PGIM Rock ETF Trust

would otherwise act upon the instructions of beneficial owners owning through them. As described above, each Fund recognizes DTC or its nominee as the owner of all shares of the Fund for all purposes. For more detailed information, see “Book Entry Only System” in each Fund’s SAI.
Shares of the Funds have not been registered for sale outside of the United States.
Understanding the Price You'll Pay for the Shares
Market Trading Price. The trading price of each Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
Premiums and Discounts. Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV since the inception of the Fund, as applicable, can be found at pgim.com/investments.
Net Asset Value. The share value of a fund—known as the net asset value or NAV—is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of Fund XYZ—or the NAV—is $10 ($1,000 divided by 100).
Each Fund's NAV will be determined every day on which the Fund is open as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern Time). The price at which a purchase of a Creation Unit is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus and the requirements of the Authorized Participant agreement.
Each Fund's portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith under procedures established by the Board. These procedures include pricing methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, and authorize the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors.
If a Fund determines that a market quotation for a security is not reliable based on, among other things, events or market conditions that occur with respect to one or more securities held by the Fund or the market as a whole, after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined, the Fund may use “fair value pricing,” which is implemented by a valuation committee (“Valuation Committee”) consisting of representatives of the Manager or by the Board. The subadviser often provides relevant information for the Valuation Committee meeting. In addition, a Fund may use fair value pricing determined by the Valuation Committee or Board if the pricing source does not provide an evaluated price for a security or provides an evaluated price that, in the judgment of the Manager (which may be based upon a recommendation from the subadviser), does not represent fair value. Equity securities that are traded on foreign exchanges are valued using pricing vendor services that provide fair value model prices. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. Non-U.S. securities markets are open for trading on weekends and other days when the Fund does not price shares. Therefore, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.
Investments in open-end non-exchange-traded mutual funds will be valued at their NAV as determined as of the close of the NYSE on the date of valuation, which will reflect the mutual fund’s fair valuation procedures.
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Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that each Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. The prospectuses of any other mutual funds or ETFs in which the Fund invests will explain each fund’s procedures and policies with respect to the use of fair value pricing.
Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.
Frequent Purchases and Redemptions
The Funds do not impose restrictions on the frequency of purchases and redemptions. The Board evaluated the risks of market timing activities by Fund shareholders when they considered whether a restriction or policy was necessary. The Board considered that, unlike mutual funds, each Fund issues and redeems its shares at NAV only in Creation Units, and the Fund’s shares may be purchased and sold on the Exchange at prevailing market prices.
“Revenue Sharing” Payments
The Manager or certain of its affiliates (but not the Distributor) may make payments (which are often referred to as “revenue sharing” payments) to financial intermediaries from the Manager's or certain affiliates' own resources, including from the profits derived from management fees or other fees received from the Fund, without additional direct or indirect cost to the Fund or its shareholders. Revenue sharing payments are usually calculated based on Fund assets attributable to a particular financial services firm, and the amount of the payments varies among financial intermediaries. The Manager or certain of its affiliates may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other financial intermediaries in the future. Revenue sharing arrangements are intended to foster the sale of Fund shares and/or to compensate financial intermediaries for assisting in marketing or promotional activities in connection with the sale of Fund shares. In exchange for revenue sharing payments, it is expected that the Fund will receive the opportunity to be sold through the financial intermediaries' sales force or gain access to third-party platforms or other marketing programs, including but not limited to “supermarket” platforms or other sales programs. Both the Manager and Fund shareholders may receive services from the financial intermediary in exchange for the revenue sharing payments. Because the Manager's management fee is based on Fund assets, to the extent that financial intermediaries receiving revenue sharing payments results in an increase in the sale of Fund shares, the Manager and/or its affiliates will benefit from the increase in Fund assets. From time to time the Manager and/or an affiliate of the Fund (and not the Fund itself) may pay certain administrative fees in order to make the Fund available to shareholders. Such fees are not included in, and are paid separate and apart from, any revenue sharing payments. Revenue sharing payments, or other similar payments, may provide an incentive for financial intermediaries and their registered representatives to recommend or sell shares of the Fund to you and in doing so may create conflicts of interest between such intermediaries' financial interests and their duties to customers. Please contact the registered representative (or the financial intermediary) who sold shares of the Fund to you for details about any payments the financial intermediary may receive from the Manager and/or certain of its affiliates.
DISCLAIMER
[The Fund is not sponsored, endorsed, sold or promoted by SPDR S&P 500 ETF Trust, PDR, Standard & Poor's or their affiliates. SPDR S&P 500 ETF Trust, PDR, Standard & Poor's or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. SPDR S&P 500 ETF Trust, PDR, Standard & Poor's or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or

PGIM Rock ETF Trust

the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. SPDR S&P 500 ETF Trust, PDR, Standard & Poor's or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.]
Visit our website at www.pgim.com/investments

FINANCIAL HIGHLIGHTS
No financial highlights information is available for the Funds as of the date of this Prospectus, as each Fund is new and has no prior financial highlights information. As of the date of this Prospectus, the Funds have not yet commenced investment operations.

PGIM Rock ETF Trust

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FOR MORE INFORMATION
Please read this Prospectus before you invest in a Fund and keep it for future reference. Information on the Funds' net asset value, market price, premiums and discounts, and bid-ask spreads can be found at pgim.com/investments.
For information or shareholder questions contact:

◾MAIL PGIM Investments LLC 655 Broad Street, 6th Floor Newark, NJ 07102 ◾WEBSITE pgim.com/investments	◾TELEPHONE (888) 247-8090 (973) 802-2093 (from outside the U.S.)

◾E-DELIVERY
You may request e-delivery of Fund documents by contacting your financial intermediary directly or by going to
www.icsdelivery.com. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

The Annual and Semi-Annual Reports and the SAI contain additional information about the Funds. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Funds and may make other shareholder inquiries through the telephone number, address and website listed above.

◾STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) ◾SEMI-ANNUAL REPORT	◾ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

You can also obtain copies of Fund documents, including the SAI, from the Securities and Exchange Commission as follows (the SEC charges a fee to copy documents):
◾ELECTRONIC REQUEST publicinfo@sec.gov	◾VIA THE INTERNET on the EDGAR Database at www.sec.gov

PGIM US LARGE-CAP BUFFER 12 ETF – JANUARY
Ticker Symbol: JANP
PGIM US LARGE-CAP BUFFER 12 ETF – FEBRUARY
Ticker Symbol: FEBP
PGIM US LARGE-CAP BUFFER 12 ETF – MARCH
Ticker Symbol: MRCP
PGIM US LARGE-CAP BUFFER 12 ETF – APRIL
Ticker Symbol: APRP
PGIM US LARGE-CAP BUFFER 12 ETF – MAY
Ticker Symbol: MAYP
PGIM US LARGE-CAP BUFFER 12 ETF – JUNE
Ticker Symbol: JUNP
PGIM US LARGE-CAP BUFFER 12 ETF – JULY
Ticker Symbol: JULP
PGIM US LARGE-CAP BUFFER 12 ETF – AUGUST
Ticker Symbol: AUGP
PGIM US LARGE-CAP BUFFER 12 ETF – SEPTEMBER
Ticker Symbol: SEPP
PGIM US LARGE-CAP BUFFER 12 ETF – OCTOBER
Ticker Symbol: OCTP
PGIM US LARGE-CAP BUFFER 12 ETF – NOVEMBER
Ticker Symbol: NOVP
PGIM US LARGE-CAP BUFFER 12 ETF – DECEMBER
Ticker Symbol: DECP
PGIM US LARGE-CAP BUFFER 20 ETF – JANUARY
Ticker Symbol: PBJA
PGIM US LARGE-CAP BUFFER 20 ETF – FEBRUARY
Ticker Symbol: PBFB
PGIM US LARGE-CAP BUFFER 20 ETF – MARCH
Ticker Symbol: PBMR
PGIM US LARGE-CAP BUFFER 20 ETF – APRIL
Ticker Symbol: PBAP
PGIM US LARGE-CAP BUFFER 20 ETF – MAY
Ticker Symbol: PBMY
PGIM US LARGE-CAP BUFFER 20 ETF – JUNE
Ticker Symbol: PBJN
PGIM US LARGE-CAP BUFFER 20 ETF – JULY
Ticker Symbol: PBJL
PGIM US LARGE-CAP BUFFER 20 ETF – AUGUST
Ticker Symbol: PBAU
PGIM US LARGE-CAP BUFFER 20 ETF – SEPTEMBER
Ticker Symbol: PBSE
PGIM US LARGE-CAP BUFFER 20 ETF – OCTOBER
Ticker Symbol: PBOC
PGIM US LARGE-CAP BUFFER 20 ETF – NOVEMBER
Ticker Symbol: PBNV
PGIM US LARGE-CAP BUFFER 20 ETF – DECEMBER
Ticker Symbol: PBDE
Listing Exchange: Cboe BZX Exchange, Inc.
ETF1018STAT The Funds' Investment Company Act File No. 811-23901

PGIM Rock ETF Trust
SUBJECT TO COMPLETION, PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION — September 22, 2023
The information in this Preliminary Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
This Statement of Additional Information (“SAI”) of the PGIM Rock ETFs (each, a “Fund” and collectively, the “Funds”), is not a prospectus and should be read in conjunction with the prospectus of the Funds dated _______, 2023 (the “Prospectus”). The Prospectus can be obtained, without charge, by calling 888-247-8090 or by writing to PGIM Investments LLC, 655 Broad Street, 6th Floor, Newark, NJ 07102. This SAI has been incorporated by reference into the Funds' current Prospectus.
This SAI only relates to the Funds, each a series of PGIM Rock ETF Trust (the “Trust”).
The Funds are new and therefore no audited financial statements or other financial information are available.
PGIM US LARGE-CAP BUFFER 12 ETF – JANUARY	PGIM US LARGE-CAP BUFFER 20 ETF – JANUARY
Ticker Symbol: JANP	Ticker Symbol: PBJA
PGIM US LARGE-CAP BUFFER 12 ETF – FEBRUARY	PGIM US LARGE-CAP BUFFER 20 ETF – FEBRUARY
Ticker Symbol: FEBP	Ticker Symbol: PBFB
PGIM US LARGE-CAP BUFFER 12 ETF – MARCH	PGIM US LARGE-CAP BUFFER 20 ETF – MARCH
Ticker Symbol: MRCP	Ticker Symbol: PBMR
PGIM US LARGE-CAP BUFFER 12 ETF – APRIL	PGIM US LARGE-CAP BUFFER 20 ETF – APRIL
Ticker Symbol: APRP	Ticker Symbol: PBAP
PGIM US LARGE-CAP BUFFER 12 ETF – MAY	PGIM US LARGE-CAP BUFFER 20 ETF – MAY
Ticker Symbol: MAYP	Ticker Symbol: PBMY
PGIM US LARGE-CAP BUFFER 12 ETF – JUNE	PGIM US LARGE-CAP BUFFER 20 ETF – JUNE
Ticker Symbol: JUNP	Ticker Symbol: PBJN
PGIM US LARGE-CAP BUFFER 12 ETF – JULY	PGIM US LARGE-CAP BUFFER 20 ETF – JULY
Ticker Symbol: JULP	Ticker Symbol: PBJL
PGIM US LARGE-CAP BUFFER 12 ETF – AUGUST	PGIM US LARGE-CAP BUFFER 20 ETF – AUGUST
Ticker Symbol: AUGP	Ticker Symbol: PBAU
PGIM US LARGE-CAP BUFFER 12 ETF – SEPTEMBER	PGIM US LARGE-CAP BUFFER 20 ETF – SEPTEMBER
Ticker Symbol: SEPP	Ticker Symbol: PBSE
PGIM US LARGE-CAP BUFFER 12 ETF – OCTOBER	PGIM US LARGE-CAP BUFFER 20 ETF – OCTOBER
Ticker Symbol: OCTP	Ticker Symbol: PBOC
PGIM US LARGE-CAP BUFFER 12 ETF – NOVEMBER	PGIM US LARGE-CAP BUFFER 20 ETF – NOVEMBER
Ticker Symbol: NOVP	Ticker Symbol: PBNV
PGIM US LARGE-CAP BUFFER 12 ETF – DECEMBER	PGIM US LARGE-CAP BUFFER 20 ETF – DECEMBER
Ticker Symbol: DECP	Ticker Symbol: PBDE
Listing Exchange: Cboe BZX Exchange, Inc.

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ETF1018B

Table of Contents
3	PART I
3	INTRODUCTION
3	GLOSSARY
4	FUND CLASSIFICATION, INVESTMENT objectives & POLICIES
4	EXCHANGE LISTING AND TRADING
4	INVESTMENTS, INVESTMENT STRATEGIES AND RISKS
15	INVESTMENT RESTRICTIONS
17	INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
21	MANAGEMENT & ADVISORY ARRANGEMENTS
30	OTHER SERVICE PROVIDERS
32	PORTFOLIO TRANSACTIONS & BROKERAGE
33	ADDITIONAL INFORMATION
34	PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
35	FINANCIAL STATEMENTS
36	PART II
36	CREATIONS AND REDEMPTIONS OF FUND SHARES
41	NET ASSET VALUE
42	TAXES, DIVIDENDS AND DISTRIBUTIONS
49	DISCLOSURE OF PORTFOLIO HOLDINGS
51	PROXY VOTING
52	CODES OF ETHICS
52	APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER

PART I
INTRODUCTION
This SAI sets forth information about the Funds and the Trust. This SAI provides information about certain of the securities, instruments, policies and strategies that are used by the Funds in seeking to achieve their objectives. This SAI also provides additional information about the Funds’ Board of Trustees (hereafter referred to as “Board Members”), the advisory services provided to and the management fees paid by the Funds, and information about other fees paid by and services provided to the Funds. This SAI also provides information about the investment policies and other investment information relevant to the Funds.
Each Fund offers and issues shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”). Each Fund may issue and redeem Creation Units in exchange for a designated portfolio of securities, assets or other positions (the “Deposit Instruments”) together with a deposit of a specified cash payment (the “Cash Component”) but reserves the right to issue and redeem Creation Units in exchange for an all-cash payment (“Cash Deposit”). Each Fund may elect to regularly transact solely in cash. Shares are redeemable by each Fund only in Creation Units. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit, including making the shares individually redeemable for the Fund.
Each Fund may charge transaction fees for each creation and redemption transaction. See the “Creations and Redemptions” section below. In each instance of cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, transaction fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.
Each Fund’s shares are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). Fund shares trade on the Exchange at market prices that may be below, at or above NAV.
Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI:
GLOSSARY
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
1940 Act Laws, Interpretations and Exemptions	Exemptive order, SEC release, no-action letter or similar relief or interpretations, collectively
ADR	American Depositary Receipt
ADS	American Depositary Share
Board	Fund’s Board of Directors or Trustees
Board Member	A trustee or director of the Fund’s Board
CEA	Commodity Exchange Act, as amended
CFTC	U.S. Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EDR	European Depositary Receipt
Exchange	Cboe BZX Exchange, Inc.
Fannie Mae	Federal National Mortgage Association
FDIC	Federal Deposit Insurance Corporation
Fitch	Fitch Ratings, Inc.
Freddie Mac	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Ginnie Mae	Government National Mortgage Association
IPO	Initial Public Offering
IRS	Internal Revenue Service

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Term	Definition
LIBOR	London Interbank Offered Rate
Manager or PGIM Investments	PGIM Investments LLC
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations
NAV	Net Asset Value
NRSRO	Nationally Recognized Statistical Rating Organization
NYSE	New York Stock Exchange
OTC	Over the Counter
Prudential	Prudential Financial, Inc.
QPTP	Qualified Publicly Traded Partnership
REIT	Real Estate Investment Trust
RIC	Regulated Investment Company, as the term is used in the Internal Revenue Code of 1986, as amended
S&P	S&P Global Ratings
SEC	U.S. Securities and Exchange Commission
SOFR	Secured Overnight Financing Rate
World Bank	International Bank for Reconstruction and Development
FUND CLASSIFICATION, INVESTMENT objectives & POLICIES
The Funds are actively managed exchange-traded funds of the Trust. The Trust is an open-end management investment company.
The investment objective of each Fund is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against a certain percentage (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. Each Fund has a unique combination of Target Outcome Period (as defined in the Funds' Prospectus) and downside buffer in which it seeks to achieve its investment objective. The upside cap of each Fund will be set for each Target Outcome Period and is a result of the design of the Funds' principal investment strategies.
Each Fund is currently classified as non-diversified series of the Trust. Because the Funds are non-diversified, they may invest a significant portion of their total assets in the securities of one issuer.
EXCHANGE LISTING AND TRADING
Shares of each Fund are listed for trading and trade throughout the day on the Exchange and may trade on other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the shares of each Fund from listing if, among other things; (i) each Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if any of the other listing requirements are not continuously maintained; or (iii) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In the event a Fund ceases to be listed on an exchange, such Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.
As in the case of other publicly-traded securities, when you buy or sell shares through a financial intermediary you may incur a brokerage commission determined by that financial intermediary, as well as other charges.
The Trust reserves the right to adjust the share prices of each Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interests in the Fund.
INVESTMENTS, INVESTMENT STRATEGIES AND RISKS
The principal investment strategies of the Fund are described in the Funds' Prospectus. In addition, a Fund may from time to time also use the securities, instruments, policies and strategies that are further described below in seeking to achieve its objective.
Set forth below are descriptions of some of the types of investments and investment strategies that a Fund may use and the risks and considerations associated with those investments and investment strategies. The order of the below investments, investment strategies and risks does not indicate the significance of any particular investment, investment strategy or risk. A Fund also may invest from time to

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time in certain types of investments and investment strategies that are not discussed below. Please also see a Fund’s Prospectus and the “Fund Classification, Investment Objectives & Policies” section of this SAI. References in the discussion to the subadviser include a Fund’s subadvisers unless otherwise specified.
Because the Funds principally invest in options on the Underlying ETF (as defined in the Prospectus), the strategies and risks below may be described by reference to the Underlying ETF. Unless otherwise specified, references to a “Fund” apply to each Fund and the Underlying ETF.
BORROWING AND LEVERAGE. Unless noted otherwise, a Fund may borrow up to 33 1∕3% of the value of its total assets (calculated at the time of the borrowing). A Fund may pledge up to 33 1∕3% of its total assets to secure these borrowings. If a Fund’s asset coverage for borrowings falls below 300%, a Fund will take prompt action to reduce borrowings. If a Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the NAV of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to a Fund, the NAV of a Fund’s shares will decrease faster than would otherwise be the case. This is the speculative factor known as “leverage.” In addition, a Fund may use certain investment management techniques (collectively, “effective leverage”), such as certain derivatives, that may provide leverage and are not subject to the borrowing limitation noted above.
A Fund may borrow from time to time, at the discretion of the subadviser, to take advantage of investment opportunities, when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the subadviser's opinion, unusual market conditions otherwise make it advantageous for a Fund to increase its investment capacity. A Fund will only borrow when there is an expectation that it will benefit a Fund after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by a Fund creates an opportunity for increased net income but, at the same time, creates risks, including the fact that leverage may exaggerate changes in the NAV of Fund shares and in the yield on a Fund. Unless otherwise stated, a Fund may borrow through forward rolls, dollar rolls or reverse repurchase agreements.
CERTIFICATES OF DEPOSIT. The FDIC, an independent agency of the U.S. Government, provides deposit insurance on all types of deposits, including certificates of deposit, received at an FDIC-insured bank or savings association (“insured depository institutions”) up to applicable limits. The standard deposit insurance amount is $250,000 per depositor (including principal and accrued interest) for each insurable capacity of such depositor, per insured depository institution, which is backed by the full faith and credit of the U.S. Government. All of a depositor’s deposits in the same insurable capacity at the same insured depository institution are aggregated for purposes of the $250,000 insurance limit, including deposits held directly in the depositor’s name and for the depositor’s benefit by intermediaries. Any amounts each Fund invests in certificates of deposit in excess of the $250,000 deposit insurance limit will be uninsured. An investor’s investment in each Fund is subject to risk of loss, and is not insured or guaranteed by the FDIC or any other governmental agency.
CONVERTIBLE SECURITIES. A Fund may invest in convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.
The characteristics of convertible securities make them appropriate investments for an investment company seeking long-term capital appreciation and/or total return. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.
In analyzing convertible securities, the subadviser will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, a Fund is authorized to enter into foreign currency hedging transactions in which a Fund may seek to reduce the effect of such fluctuations.

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Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.
To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, a Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”), (ii) a combination of separate securities chosen by the subadviser in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”) or (iii) a synthetic security manufactured by another party.
Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the subadviser by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the subadviser may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The subadviser may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the subadviser believes such a Manufactured Convertible would better promote a Fund’s objective(s) than alternate investments. For example, the subadviser may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify a Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon

PGIM Rock ETF Trust 6

purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.
CYBER SECURITY RISK. A Fund is susceptible to operational, information security and other risks related to the use of technology, computer systems and the Internet to conduct business. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches, whether deliberate or unintentional, arising from a Fund’s third-party service providers (e.g., custodians, financial intermediaries, transfer agents), subadviser, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which a Fund invests, may cause significant disruptions in the business operations of a Fund. Potential impacts may include, but are not limited to, potential financial losses for a Fund and the issuers’ securities, the inability of shareholders to conduct transactions with a Fund, an inability of a Fund to calculate NAV, and disclosures of personal or confidential shareholder information.
In addition to direct impacts on Fund shareholders, cyber security failures by a Fund and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to a Fund, and reputational damage. A Fund may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. A Fund may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although a Fund and its service providers and subadviser may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, a Fund cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the subadviser, and the issuers in which a Fund invests.
DERIVATIVES. A Fund may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which a Fund is exposed more quickly and efficiently than transactions in other types of instruments. A Fund may use derivatives for hedging purposes. A Fund may also use derivatives to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, a Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. A Fund may not use any derivative to gain exposure to an asset or class of assets that a Fund would be prohibited by its investment restrictions from purchasing directly. A Fund’s use of derivatives may be limited by the 1940 Act and the rules thereunder, as discussed in more detail below under Regulatory Risk.
Risk Factors Involving Derivatives. Derivatives are volatile and involve significant risks, including:
Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which a Fund seeks exposure.

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Counterparty Risk—the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund. In particular, derivatives traded in OTC markets are not guaranteed by an exchange or clearing firm and often do not require payment of margin. A Fund is at risk to the extent that the Fund has unrealized gains or has deposited collateral with a counterparty and the counterparty becomes bankrupt or otherwise fails to honor its obligations.
Currency Risk—the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Illiquidity Risk— the risk that certain securities or instruments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. Illiquidity risk is substantial for certain OTC derivatives, including swaps and OTC options. There can be no assurance that a Fund will be able to unwind or offset a derivative at its desired price, in a secondary market or otherwise.
Index Risk—a derivative linked to the performance of an index will be subject to the risks associated with changes in that index.
Legal Risk—the risk of insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of a derivatives contract.
Leverage Risk—the risk that a Fund’s derivatives transactions can magnify a Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Market Risk — the risk that changes in the value of one or more markets or changes with respect to the value of the underlying asset will adversely affect the value of a derivative. In the event of an adverse movement, a Fund may be required to pay substantial additional margin to maintain its position.
Operational Risk — the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Regulatory Risk—the risk that new regulation of derivatives may make them more costly, may limit their availability, or may otherwise affect their value or performance. Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards (“NDFs”), are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, NDFs and certain other derivatives traded in the OTC market are subject to variation margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.
Rule 18f-4 under the 1940 Act permits a Fund to enter into derivatives transactions and certain other transactions notwithstanding restrictions on the issuance of “senior securities” in the 1940 Act. Derivatives transactions as defined by Rule 18f-4 include, among other things, swaps, futures, forwards, options, short sale borrowings, reverse repurchase agreements and other financing transactions (if a Fund elects to treat such financing transactions as securities), when-issued and forward-settling securities in some circumstances, or any instrument for which a Fund is required to make any payment or delivery of an asset during the life of the instrument or at maturity, whether as margin, settlement payment or otherwise. Rule 18f-4 requires that, among other things, a Fund establish and maintain a derivatives risk management program and appoint a derivatives risk manager, who is appointed by the Board, including a majority of Independent Board Members and periodically reviews the program and reports to the Board. In addition, a Fund must comply with a relative or absolute limit on leverage risk calculated based on value-at-risk.
Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks.
The use of derivatives for hedging purposes involves additional correlation risk. If the value of the derivative moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

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A Fund generally intends to enter into transactions involving derivatives only if there appears to be a liquid market for such instruments. However, there can be no assurance that, at any specific time, either a liquid market will exist for a derivative or a Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.
Additional Risk Factors Of OTC Transactions; Limitations On The Use Of OTC Derivatives. Certain derivatives traded in OTC markets, including indexed securities, certain swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments.
Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparties, a Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions that appear to have substantial capital or that have provided a Fund with a third-party guaranty or other credit enhancement.
EQUITY AND EQUITY-RELATED SECURITIES. The Fund may invest in or hold common stock and other equity and equity-related securities. Common stock represents an equity ownership interest in a company. Historical trends would indicate that common stock is subject to higher levels of volatility and market and issuer-specific risk than debt securities. The value of equity securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund's NAV. The equity interests held by the Fund, if any, may not pay dividends or otherwise generate income or appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity investments, and any gains that the Fund does realize may not be sufficient to contribute materially to the Fund's investment objective. Equity securities held by the Fund may be illiquid.
EUROPE RECENT EVENTS RISK. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas. This conflict may expand and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Europe has also been struggling with mass migration. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of the Fund’s investments. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero. The occurrence of terrorist incidents throughout Europe could also impact financial markets globally.
EXCHANGE-TRADED FUNDS. Each Fund may invest in ETFs, which may be unit investment trusts or open-end management investment companies. ETFs may hold portfolios of securities designed to track the performance of various broad securities indices or sectors of such indices or ETFs may be actively managed. ETFs provide another means, in addition to futures and options on indices, of including exposure to global equities, global bonds, commodities and currencies markets in each Fund’s investment portfolio. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such ETF.

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FUTURES. A Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, a Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.
The sale of a futures contract limits a Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.
The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when a Fund was attempting to identify specific securities in which to invest in a market a Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, a Fund may realize a loss relating to the futures position.
A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which a Fund entered into futures transactions. A Fund may purchase put options or write (i.e., sell) call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which a Fund intends to purchase.
A Fund may only write “covered” put and call options on futures contracts. A Fund will be considered “covered” with respect to a call option written on a futures contract if a Fund owns the assets that are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the “covered” option and having an expiration date not earlier than the expiration date of the “covered” option, or if it holds segregated in an account with its custodian for the term of the option cash or other relatively liquid assets at all times equal in value to the mark-to-market value of the futures contract on which the option was written. A Fund will be considered “covered” with respect to a put option written on a futures contract if a Fund owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the “covered” option, or if a Fund holds segregated in an account with its custodian for the term of the option cash or other relatively liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by a Fund with its futures custody manager or as otherwise permitted by applicable law with respect to such option). There is no limitation on the amount of a Fund’s assets that can be segregated. Segregation requirements may impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require a Fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.
The Manager has filed a notice of exclusion from registration as a “commodity pool operator” with respect to a Fund under CFTC Rule 4.5 and, therefore, is not subject to registration or regulation with respect to a Fund under the CEA. In order for the Manager to claim exclusion from registration as a “commodity pool operator” under the CEA with respect to a Fund, a Fund is limited in its ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indices, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles). Under this exclusion, a Fund must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish a Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of a Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of a Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). A Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.
[ILLIQUID INVESTMENTS OR RESTRICTED SECURITIES. Pursuant to Rule 22e-4 under the 1940 Act, a Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things that a Fund limit its illiquid investments to no more than 15% of its net assets.  Illiquid investments are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven

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calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk is the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors' interests in a Fund. Investment of a Fund’s assets in illiquid investments may restrict the ability of a Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.
A Fund may invest in securities that are not registered (restricted securities) under the 1933 Act. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration. Certain of a Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities.
A Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. Restricted securities that would otherwise be considered illiquid investments pursuant to a Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A. Therefore, these securities, as well as commercial paper that is sold in private placements under Section 4(a)(2) of the 1933 Act, may be classified higher than “illiquid” under the LRMP (i.e., “moderately liquid” or “less liquid” investments). However, the liquidity of a Fund’s investments in restricted securities could be impaired if trading does not develop or declines.]
INVESTMENT IN OTHER INVESTMENT COMPANIES. A Fund may invest in securities of other investment companies (including ETFs), subject to applicable regulatory limits.
Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.
A Fund will indirectly bear its pro rata share of the fees and expenses incurred by an investment company, including investment companies managed by the Manager, subadviser(s) or an affiliate, in which it invests, including advisory fees (to the extent not offset by the Manager, subadviser(s) or an affiliate through waivers). In addition, a Fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security.
MARKET DISRUPTION AND GEOPOLITICAL RISKS. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business

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closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Global economies and financial markets have become increasingly interconnected, which increases the possibility that economic, financial or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.
MONEY MARKET INSTRUMENTS. A Fund may invest in money market instruments. Money market instruments include cash equivalents and short-term obligations of U.S. banks, non-U.S. government securities, certificates of deposit and short-term obligations issued or guaranteed by the U.S. Government or its agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and non-U.S. branches, by non-U.S. banking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and other short-term obligations of, and variable amount master demand notes, variable rate notes and funding agreements issued by, U.S. and non-U.S. corporations.
OPERATIONAL AND TRADING RISK. Systemic failures in the programs and systems employed by the subadviser, brokers and/or counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. The subadviser may not be in a position to verify the risks or reliability of third-party systems. These and other similar disruptions in the subadviser's operations may cause material losses to the Fund.
The subadviser makes extensive use of computer hardware, systems and software and its activities are exposed to risks caused by failures of IT infrastructure and data. Outright failure of the underlying hardware, operating system, software or network, may leave the subadviser unable to trade either generally or in certain of its strategies, and this may expose it to risk should the outage coincide with turbulent market conditions. To ameliorate this risk, backup and disaster recovery plans have been put in place by the subadviser.
OPTIONS ON SECURITIES AND SECURITIES INDICES.
TYPES OF OPTIONS. A Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short term interest rates. Such investments may be made on exchanges and in OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.”
CALL OPTIONS. A Fund may purchase call options on any of the types of securities or instruments in which it may invest. A call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.
A covered call option is an option in which a Fund owns the underlying security or has an absolute and immediate right to acquire that security, without additional consideration (or for additional consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio or with respect to which a Fund holds cash or other relatively liquid assets segregated within a Fund’s account at the custodian or in a separate segregation account at the custodian. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless a Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against a decline in the price of the underlying security. Also, with respect to call options written by a Fund that are covered only by segregated portfolio securities, a Fund is exposed to the risk of loss equal to the amount by which the price of the underlying securities rises above the exercise price.

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PUT OPTIONS. A Fund may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting a Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.
A Fund may write (i.e., sell) put options on the types of securities or instruments that may be held by a Fund, provided that such put options are covered (as described above, covered options are secured by cash or other relatively liquid assets held in a segregated account or the referenced security). A Fund will receive a premium for writing a put option, which increases a Fund’s return.
PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.
SWAP AGREEMENTS. Each Fund may enter into swap transactions, including, but not limited to, equity, interest rate, index, credit default, total return and, to the extent that it invests in foreign currency-denominated securities, currency exchange rate swap agreements. In addition, each Fund may enter into options on swap agreements (“swap options”). These swap transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to each Fund than if each Fund had invested directly in an instrument that yielded that desired return. Swap transactions are a type of derivative. Derivatives are further discussed in the sub-sections entitled “Derivatives” and “Risk Factors Involving Derivatives.”
Swap agreements are two party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on or calculated with respect to particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index or other investments or instruments. Most swap agreements entered into by each Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently each Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Each Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to each Fund).
If there is a default by the other party to such a transaction, each Fund will have contractual remedies pursuant to the agreement related to the transaction. Since swaps are individually negotiated, each Fund expects to achieve an acceptable degree of correlation between its rights to receive a return on its portfolio securities and its rights and obligations to receive and pay a return pursuant to swaps. Each Fund will enter into swaps only with counterparties meeting certain creditworthiness standards (generally, such counterparties would have to be eligible counterparties under the terms of each Fund’s repurchase agreement guidelines approved by the Board).
Certain swaps are required to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, each Fund may not be able to enter into swaps that meet its investment needs. Each Fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. Each Fund will assume the risk that the clearinghouse may be unable to perform its obligations. Each Fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require each Fund to post margin and the broker may require each Fund to post additional margin to secure each Fund’s obligations. The amount of margin required may change from time to

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time. In addition, cleared transactions may be more expensive to maintain than OTC transactions and may require each Fund to deposit larger amounts of margin. Each Fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require each Fund to terminate a derivatives position under certain circumstances. This may cause each Fund to lose money.
TEMPORARY DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS. A Fund may temporarily invest without limit in money market instruments, including commercial paper of U.S. corporations, certificates of deposit, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, as part of a temporary defensive strategy.
A Fund may invest in money market instruments to maintain appropriate liquidity to meet anticipated redemptions. Money market instruments typically have a maturity of one year or less as measured from the date of purchase. A Fund also may temporarily hold cash or invest in money market instruments pending investment of proceeds from new sales of Fund shares or during periods of portfolio restructuring.
TOTAL RETURN SWAP AGREEMENTS. A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.
U.S. GOVERNMENT AND AGENCY SECURITIES. A Fund may invest in adjustable rate and fixed rate U.S. Government securities. U.S. Government securities are instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government guarantees do not extend to the yield or value of the securities or a Fund’s shares. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.
U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.
Securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of Ginnie Mae, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.
A Fund may also invest in component parts of U.S. Government securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. A Fund may also invest in custodial receipts held by a third party that are not U.S. Government securities.
WARRANTS AND RIGHTS. Warrants and rights are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS. A Fund may purchase or sell securities that a Fund is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities on a delayed-delivery basis or through a forward commitment. When delayed-delivery securities are purchased, the price and interest rate are fixed at the time of purchase. When-issued, delayed-delivery and forward commitment transactions all involve the purchase or sale of securities with payment and

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delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to a Fund at the time of entering into the transaction. A Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions.
There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund’s purchase price. A Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.
INVESTMENT RESTRICTIONS
The Funds have each adopted the restrictions listed below as fundamental policies. Under the 1940 Act, a fundamental policy is one that cannot be changed without the approval of the holders of a majority of each Fund’s outstanding voting securities. A “majority of each Fund’s outstanding voting securities,” when used in this SAI, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.
If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in asset values or characteristics will not constitute a violation of such restriction, unless otherwise noted below.
Fundamental Investment Policies
Each Fund’s fundamental investment policies are as follows:
(1) Each Fund may borrow money to the extent not prohibited by the 1940 Act.
(2) Each Fund may engage in the business of underwriting the securities of other issuers to the extent not prohibited by the 1940 Act.
(3) Each Fund may lend money or other assets to the extent not prohibited by the 1940 Act.
(4) Each Fund may issue senior securities to the extent not prohibited by the 1940 Act.
(5) Each Fund may purchase or sell real estate to the extent not prohibited by the 1940 Act.
(6) Each Fund may purchase or sell commodities or contracts related to commodities to the extent not prohibited by the 1940 Act.
(7) Each Fund will not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except as permitted by the 1940 Act, any exemptive order, SEC release, no-action letter or similar relief or interpretations (collectively, the 1940 Act Laws, Interpretations and Exemptions).
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits each Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (A Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires each Fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the Fund’s asset coverage falls below 300%, each Fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. The policy in (1) above will be interpreted to permit a Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act and the rules thereunder. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a Fund from engaging in the business of underwriting or from underwriting the securities of other issuers; in fact, the 1940 Act permits a Fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a Fund’s underwriting commitments, when added to the value of the Fund’s investments in issuers where the Fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the

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1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Although it is not believed that the application of the 1933 Act provisions described above would cause a Fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent a Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) Each Fund will be permitted by this policy to make loans of money. The policy in (3) above will be interpreted not to prevent a Fund from purchasing or investing in credit instruments, debt obligations and loans or any similar security or financial instrument. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.
With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined a Fund’s obligation that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits a Fund from issuing senior securities except that each Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose. Each Fund may also borrow up to an additional 5% of such Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. Certain trading practices and investments, such as derivatives transactions, may be treated as senior securities under the 1940 Act. Rule 18f-4 under the 1940 Act provides an exemption from certain limitations on the issuance of senior securities for transactions in derivatives instruments where a Fund complies with the requirements of the rule. The policy in (4) above will be interpreted not to prevent investments in derivatives or any collateral arrangements associated therewith.
With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a Fund from owning real estate; however, each Fund is limited in the amount of illiquid assets it may purchase. The policy in (5) above will be interpreted not to prevent a Fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.
With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a Fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However a Fund is limited in the amount of illiquid assets it may purchase. The policy in (6) above will be interpreted to permit investments in ETFs that invest in physical and/or financial commodities.
With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the US Government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country; however, the Trust understands that the SEC staff considers securities issued by a foreign government to be in a single industry for purposes of calculating applicable limits on concentration. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.
Each Fund’s fundamental policies will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.
Non-Fundamental Investment Policies
Each Fund’s non-fundamental investment policies are as follows:

PGIM Rock ETF Trust 16

Each Fund may not invest in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict each Fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets, or (ii) purchasing the securities of registered investment companies, to the extent otherwise permissible under Section 12(d)(1) of the 1940 Act, Rule 12d1-4 or 1940 Act Laws, Interpretations and Exemptions.
Each Fund may not purchase or otherwise acquire any security if immediately after the acquisition the value of illiquid investments held by each Fund would exceed 15% of each Fund’s net assets. Each Fund monitors the portion of each Fund’s net assets that is invested in illiquid investments on an ongoing basis, not only at the time of investment in such investments.
Each Fund’s investment objective is not a fundamental policy, and may be changed without prior approval of shareholders.
Each Fund will provide 60 days' prior written notice to shareholders of a change in each Fund's non-fundamental policy of investing at least 80% of its investable assets in the type of investments suggested by each Fund's name.
Diversification
Each Fund is currently classified as a “non-diversified company”, as is defined under the 1940 Act. In general, this means that each Fund may invest a significant portion of its assets in a single issuer. Under the 1940 Act, each Fund can change its classification from non-diversified to diversified without shareholder approval.
INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
[Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.
Independent Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
[______________]	[______________]	[______________]	[______________]
[______________]	[______________]	[______________]	[______________]
[______________]	[______________]	[______________]	[______________]

Interested Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
[______________]	[______________]	[______________]	[______________]
[To be provided by amendment.]
Fund Officers(a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]

17

Fund Officers(a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[____________]	[____________]	[____________]
[To be provided by amendment.]
Explanatory Notes to Tables:
◾
Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
◾
Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
◾
There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
◾
“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
◾
“Portfolios Overseen” includes such applicable investment companies managed by PGIM Investments LLC and overseen by the trustee/director.
◾
As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.
COMPENSATION OF BOARD MEMBERS AND OFFICERS. Pursuant to management agreements with the Trust, on behalf of the Funds, the Manager pays all compensation of Fund Officers and employees as well as the fees and expenses of all Interested Board Members. Pursuant to the Management Agreement, the Manager also pays each Independent Board Member annual compensation in addition to certain out-of-pocket expenses. Independent Board Members who serve on Board Committees may receive additional compensation. The amount of annual compensation paid to each Independent Board Member may change as a result of the introduction of additional funds on whose Boards the Board Member may be asked to serve.
No Fund has a retirement or pension plan for Board Members.
The following table sets forth the aggregate compensation paid by the Funds for the most recently completed fiscal year, to the Independent Board Members for service on the Board. The following table also sets forth the aggregate compensation paid to the Independent Board Members for service on the Board and the Board of any other investment company in the Fund Complex for the most recently completed calendar year. Board Members and officers who are “interested persons” of the Funds (as defined in the 1940 Act) do not receive compensation from PGIM Investments-managed funds and therefore are not shown in the following table.
Name	Aggregate Fiscal Year Compensation from the Fund**	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex for Most Recent Calendar Year
Compensation Received by Independent Board Members
[_______]	[_______]	None	None	[_______]
[_______]	[_______]	None	None	[_______]
[_______]	[_______]	None	None	[_______]
Explanatory Notes to Board Member Compensation Tables
* Compensation relates to portfolios that were in existence for any period during 2022. Number of funds and portfolios represent those in existence as of December 31, 2022, and excludes funds that have merged or liquidated during the year. Additionally, the number of funds and portfolios includes those which are approved as of December 31, 2022, but may commence operations after that date. No compensation is paid out from such funds/portfolios.
**Because the Funds are new, information is estimated for the fiscal year ending October 31, 2024.
BOARD COMMITTEES. The Board has established two standing committees in connection with Fund governance—Audit, and Nominating and Governance— and may establish additional committees from time to time, as necessary. Information on the membership of each standing committee and its functions is set forth below.

PGIM Rock ETF Trust 18

Audit Committee: The Board has determined that each member of the Audit Committee is not an “interested person” as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Funds' independent registered public accounting firm, accounting policies and procedures and other areas relating to the Funds' auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Funds. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the independent registered public accounting firm to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Funds, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Funds. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).
The membership of the Audit Committee is set forth below:
[_____]
[_____]
[_____]
Nominating and Governance Committee: The Nominating and Governance Committee of the Board is responsible for nominating Board Members and making recommendations to the Board concerning Board composition, committee structure and governance, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act. The Nominating and Governance Committee Charter will be available on the Funds' website, when the Funds' website becomes available.
The membership of the Nominating and Governance Committee is set forth below:
[_____]
[_____]
[_____]
Board Committee Meetings (for most recently completed fiscal year)*
Audit Committee	Nominating & Governance Committee
N/A	N/A
*Because the Funds are new this information is not yet available.
LEADERSHIP STRUCTURE AND QUALIFICATIONS OF BOARD MEMBERS. The Board is responsible for oversight of the business and affairs of the Funds. The Funds have engaged the Manager to manage the business and affairs of the Funds on a day-to-day basis. The Board oversees the Manager and certain other principal service providers in the operations of the Funds. The Board is currently composed of [__]. The Board meets at regularly scheduled meetings four times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board has established two standing committees—Audit, and Nominating and Governance—and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Board Members have also engaged independent legal counsel to assist them in fulfilling their responsibilities.
The Board is chaired an individual who is an Independent Board Member. As Chair, this Independent Board Member leads the Board in its activities. The Board Members have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Funds, on the one hand, and the Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.
The Board has concluded that, based on each Board Member's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members, each Board Member should serve as a Board Member. Among other attributes common to all Board Members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Funds, and to exercise reasonable business judgment in the performance of their duties as Board Members. A Board Member's ability to perform his or her duties effectively may have been attained through a Board Member's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board Member of the Funds, other funds in the Fund Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board Member that led the Board to conclude that he or she should serve as a Board Member.

19

[_____]
[_____]
[_____]
Specific details about each Board Member's professional experience appear in the professional biography tables, above.
Risk Oversight. Investing in general and the operation of a registered investment company involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Funds. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, subadvisers, the Funds' Chief Compliance Officer, the Funds' independent registered public accounting firm, counsel, and internal auditors of the Manager or its affiliates, as appropriate, regarding risks faced by the Funds and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Funds resides with the Manager and other service providers to the Funds. Although the risk management policies of the Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or the Manager, its affiliates or other service providers.
Selection of Board Member Nominees. The Nominating and Governance Committee is responsible for considering nominees for Board Members at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board Members, and by executive search firms which the Nominating and Governance Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.
A shareholder who wishes to recommend an individual for nomination should submit his or her recommendation in writing to the Chair of the Board or the Chair of the Nominating and Governance Committee, in either case in care of the specified Fund(s), at 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.
Shareholders should note that a person who owns securities issued by Prudential (the parent company of the Funds' Manager) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an “interested person.” Before the Nominating and Governance Committee decides to nominate an individual for election to the Board, Committee members and other Board Members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.
Share Ownership. Information relating to each Board Member's Fund share ownership and in all registered funds in the PGIM Investments-advised funds that are overseen by the respective Board Member as of the most recently completed calendar year is set forth in the chart below.

PGIM Rock ETF Trust 20

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Board Member in Fund Complex
Board Member Share Ownership: Independent Board Members
[____]	[____]	[____]
[____]	[____]	[____]
[____]	[____]	[____]
Board Member Share Ownership: Interested Board Members
[____]	[____]	[____]
None of the Independent Board Members, or any member of his/her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of a Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of a Fund as of the most recently completed calendar year.
Shareholder Communications with Board Members. Shareholders can communicate directly with Board Members by writing to the Chair of the Board, c/o the Funds, 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. Shareholders can communicate directly with an individual Board Member by writing to that Board Member, c/o the Funds, 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. Such communications to the Board or individual Board Members are not screened before being delivered to the addressee. ]
MANAGEMENT & ADVISORY ARRANGEMENTS
MANAGER. The Manager’s address is 655 Broad Street, Newark, New Jersey 07102-4410. The Manager serves as manager to all of the other investment companies that comprise the PGIM mutual funds, closed end funds and ETFs. See the Prospectus for more information about PGIM Investments. As of August 31, 2023, the Manager served as the investment manager to all of the Prudential US and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $291.6 billion.
The Manager is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company LLC, which is a wholly-owned subsidiary of Prudential.
Pursuant to a management agreement with the Trust on behalf of each Fund (the “Management Agreement”), PGIM Investments, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages both the investment operations of the Funds and the composition of each Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of each Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the subadviser(s) and make recommendations to the Board with respect to the retention of subadvisers and the renewal of contracts. The Manager also administers each Fund's business affairs and, in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Funds’ custodian (the “Custodian”). The management services of PGIM Investments to each Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.
PGIM Investments may from time to time waive all or a portion of its management fee. Fee waivers and subsidies will increase the Funds’ total return. These voluntary waivers may be terminated at any time without notice. To the extent that PGIM Investments agrees to waive its fee, it may enter into a relationship agreement with the subadviser to share the economic impact of the fee waiver or expense subsidy.
The Board of Trustees of the Trust has approved a unitary management fee structure for the Funds, pursuant to which, the Manager is responsible for paying substantially all the expenses of the Funds, excluding payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.
In connection with its management of the corporate affairs of the Funds, PGIM Investments bears the following expenses:

21

◾
Expenses of any subadviser of the Funds, the Funds’ transfer agent, registrar, distributor, depository, dividend disbursing agent, securities lending agent, any index calculation, maintenance or dissemination agent, accounting services provider, and the agent responsible for calculating the current value of portfolio positions for dissemination during the business day;
◾
All fees and expenses of the Custodian that relate to the Funds, including (i) the custodial function and the recordkeeping connected therewith, (ii) preparing and maintaining the general accounting records of the Funds, and (iii) the pricing or valuation of the shares of the Funds;
◾
Expenses of obtaining quotations for calculating the value of the Funds’ net assets and expenses relating to the computation of the Funds’ net asset value;
◾
Expenses of maintaining the Funds’ tax records;
◾
Recordkeeping fees and expenses for shareholder accounts;
◾
Costs and/or fees, including legal fees, incident to the preparation, printing and distribution of the Funds’ product descriptions (unless such expenses are paid for pursuant to a Rule 12b-1 distribution plan or related agreement), notices and reports of each Fund to its shareholders and other related communications of each Fund to its shareholders (other than those that are paid by the Funds), the expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto (unless such expenses are paid for pursuant to a Rule 12b-1 distribution plan or related agreement), the filing of reports with regulatory bodies, the maintenance of each Fund’s existence and qualification to do business, and the expenses of issuing, redeeming, registering and qualifying for sale, shares with federal and state securities authorities;
◾
Any licensing fees necessary for the operation of the Trust and the Funds;
◾
Any costs related to the use of any index for which an affiliated person, or an affiliated person of an affiliated person, of the Trust, Funds, Manager, any subadviser, the distributor or promoter of the Fund serves as index provider, as such may be required by the 1940 Act or any exemptive relief relied upon under the 1940 Act;
◾
The Funds’ ordinary legal fees, including fees that arise in the ordinary course of business in connection with listing shares of the Funds on a securities exchange;
◾
Fees and expenses of independent accountants for the Funds;
◾
Costs of printing certificates (if any) representing shares of the Funds;
◾
Each Fund’s pro rata portion of the fidelity bond or other insurance premiums;
◾
Association membership dues;
◾
Organizational and offering expenses, and any other expenses which are capitalized in accordance with generally accepted accounting principles;
◾
Fees and expenses of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act; and
◾
Salaries and expenses of all employees of the Trust and the Manager.
Under the terms of the Management Agreement, each Fund is responsible for the payment of the following expenses:
◾
Taxes (including, but not limited to, income, excise, stamp, transfer and withholding taxes) and governmental fees, if any, levied against the Fund;
◾
Brokerage fees, commissions and other portfolio transaction expenses incurred for the Funds, including acquired fund fees and expenses and expenses of other pooled investment vehicles and expenses relating to creation and redemption transactions;
◾
Costs, including the interest expenses and any loan commitment or other associated fees, of borrowing money;
◾
Expenses incurred pursuant to a Rule 12b-1 distribution plan or related agreement, including distribution fees;
◾
Expenses incident to meetings of each Fund’s shareholders and the associated preparation, filing and mailing of associated notices and proxy statements; and
◾
Extraordinary expenses, including extraordinary legal expenses, as may arise including expenses incurred in connection with litigation, investigations, regulatory inquiries, proceedings, other claims and the legal obligations of the Funds to indemnify its Trustees, officers, employees, shareholders, distributors, the Manager, and agents with respect thereto; and
◾
The management fee payable to PGIM Investments.
Each Management Agreement provides that PGIM Investments will not be liable for any error of judgment by PGIM Investments or for any loss suffered by the Funds in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Management Agreement. Each Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by the Fund by the Board or vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), or by PGIM Investments, without penalty, upon not more than 60 days', nor less than 30 days', written notice to the Fund. Each Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

PGIM Rock ETF Trust 22

Pursuant to each Management Agreement, PGIM Investments is entitled to receive the fees set forth below, payable monthly based on each Fund’s average daily net assets. Under each Management Agreement, PGIM Investments is responsible for substantially all the expenses of the Funds, excluding payments noted above.
Contractual Management Fee Rate:
The Management Fee rate for each of the Funds is:
0.50% of each Fund’s average daily net assets.
Since the Funds are newly-organized, they did not pay management fees during the last three fiscal years.
SUBADVISORY ARRANGEMENTS. The Manager has entered into a subadvisory agreement (the “Subadvisory Agreement”) with the Funds' subadviser. Each Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Funds. In connection therewith, the subadviser is obligated to keep certain books and records of the Funds. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives, policies and restrictions. The subadviser determines what securities and other instruments are purchased and sold for the Funds and is responsible for obtaining and evaluating financial data relevant to the Funds. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreements and supervises the subadviser's performance of such services.
As discussed in the Prospectuses, PGIM Investments employs the subadviser under a “manager of managers” structure that allows PGIM Investments to replace the subadviser or amend a Subadvisory Agreement without seeking shareholder approval. The Subadvisory Agreement provide that they will terminate in the event of their assignment (as defined in the 1940 Act) or upon the termination of the respective Management Agreement. The Subadvisory Agreement may be terminated by the Funds, PGIM Investments, or the subadviser upon not more than 60 days’ nor less than 30 days’ written notice. Each Subadvisory Agreement provides that it will continue in effect for a period of not more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. Any new subadvisory agreement or amendment to a Fund’s Management Agreement or Subadvisory Agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval.
The applicable fee rates payable by PGIM Investments for the indicated fiscal years are set forth below. Subadvisory fees are based on the average daily net assets of each Fund, calculated and paid on a monthly basis, at the fee rate as set forth in the Subadvisory Agreement. Subadvisory fees are paid by PGIM Investments out of the management fee that it receives from the Fund.
Subadvisory Fee Rate:
The Subadvisory Fee for each of the Funds is:
0.25% of the average daily net assets.
Since the Funds are newly-organized, they did not pay subadvisory fees during the last three fiscal years.
The Manager pays the subadviser for its services under the Subadvisory Agreement in the amount and on the terms stated in the agreement. Because the subadviser is an affiliate, the Manager may from time to time share certain of its profits with, or allocate other resources to, the subadviser. Any such payments by the Manager to the subadviser will be from the Manager’s own resources.
THE FUNDS’ PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED
The table below identifies the number and total assets of other registered investment companies and other types of investment accounts managed by each portfolio manager. For each category, the number of investment accounts and total assets in the investment accounts whose fees are based on performance, if any, is indicated in italics typeface. Information shown below is as of each Fund’s most recently completed fiscal year, unless noted otherwise.
Other Funds and Investment Accounts Managed by the Portfolio Managers*
Funds	Subadviser	Portfolio Manager	Registered Investment Companies**	Other Pooled Investment Vehicles**	Other Accounts/Total Assets**
PGIM US Equity 12% Buffer ETF – January	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX

23

Other Funds and Investment Accounts Managed by the Portfolio Managers*
Funds	Subadviser	Portfolio Manager	Registered Investment Companies**	Other Pooled Investment Vehicles**	Other Accounts/Total Assets**
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – January	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – February	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – February	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – March	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – March	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – April	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – April	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – May	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – May	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – June	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – June	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – July	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX

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Other Funds and Investment Accounts Managed by the Portfolio Managers*
Funds	Subadviser	Portfolio Manager	Registered Investment Companies**	Other Pooled Investment Vehicles**	Other Accounts/Total Assets**
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – July	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – August	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – August	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – September	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – September	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – October	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – October	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – November	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – November	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 12% Buffer ETF – December	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
PGIM US Equity 20% Buffer ETF – December	PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	XX/$XX	XX/$XX	XX/$XX
		John Hall, CFA	XX/$XX	XX/$XX	XX/$XX
		Devang Gambhirwala	XX/$XX	XX/$XX	XX/$XX
* Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

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“Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. “Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.
** Since the Funds are newly organized, information is as of July __, 2023.
THE FUNDS’ PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS
The table below identifies the dollar value (in ranges) of investments beneficially held by, and financial interests awarded to, each portfolio manager, if any, in each Fund and in other investment accounts managed by, or which have an individual portion or sleeve managed by, each portfolio manager that utilize investment strategies, objectives and policies similar to each Fund. Information shown below is as of each Fund’s most recently completed fiscal year, unless noted otherwise.
Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Funds and Similar Strategies**
PGIM Quantitative Solutions LLC	Peter Vaiciunas, CFA	[___________]
	John Hall, CFA	[___________]
	Devang Gambhirwala	[___________]
*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the indicated Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other Prudential registered investment companies, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies. The dollar ranges for each Portfolio Manager's investment in the Funds are as follows: Peter Vaiciunas, CFA:[None]; John Hall, CFA: [None] and Devang Gambhirwala: [None].
**Since the Funds are newly organized, information is as of July __, 2023.
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—COMPENSATION AND CONFLICTS OF INTEREST. Set forth below is an explanation of the structure of, and methods used to determine, portfolio manager compensation. Also set forth below is an explanation of any material conflicts of interest that may arise between a portfolio manager's management of the Fund's investments and investments in other accounts.
PGIM QUANTITATIVE SOLUTIONS LLC
COMPENSATION. PGIM Quantitative Solutions’ investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. PGIM Quantitative Solutions regularly utilizes third party surveys to compare its compensation program against leading asset management firms to monitor competitiveness.
An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to PGIM Quantitative Solutions’ goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is based on the performance of certain PGIM Quantitative Solutions strategies, and (ii) 20% of the value of the grant consists of restricted stock of Prudential Financial, Inc. (PGIM Quantitative Solutions’ ultimate parent company). Both such values are subject to increase or decrease. The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of the Fund (or any other individual account managed by PGIM Quantitative Solutions) or the value of the assets of the Fund (or any other individual account managed by PGIM Quantitative Solutions).
The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing PGIM Quantitative Solutions’ various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which PGIM Quantitative Solutions’ strategies are managed, and 2) business results as measured by PGIM Quantitative Solutions’ pretax income.
CONFLICTS OF INTEREST. Like other investment advisers, PGIM Quantitative Solutions is subject to various conflicts of interest in the ordinary course of its business. PGIM Quantitative Solutions strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, PGIM Quantitative Solutions seeks to address such conflicts through one or more of the following methods:
◾
Elimination of the conflict;
◾
Disclosure of the conflict; or
◾
Management of the conflict through the adoption of appropriate policies and procedures.

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PGIM Quantitative Solutions follows Prudential Financial’s Standards on business ethics, personal securities trading, and information barriers. PGIM Quantitative Solutions has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Quantitative Solutions cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest
Side-by-side management of multiple accounts can create incentives for PGIM Quantitative Solutions to favor one account over another. Examples are detailed below, followed by a discussion of how PGIM Quantitative Solutions addresses these conflicts.
Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations. PGIM Quantitative Solutions manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the total return of a portfolio, and may offer greater upside potential to PGIM Quantitative Solutions than asset-based fees, depending on how the fees are structured. This side-by-side management could create an incentive for PGIM Quantitative Solutions to favor one account over another. Specifically, PGIM Quantitative Solutions could have the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees. In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, PGIM Quantitative Solutions takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that PGIM Quantitative Solutions subadvises, may differ from fees charged for single client accounts.
Long Only/Long-Short Accounts. PGIM Quantitative Solutions manages accounts that only allow it to hold securities long as well as accounts that permit short selling. PGIM Quantitative Solutions may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that PGIM Quantitative Solutions is taking inconsistent positions with respect to a particular security in different client accounts.
Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals. PGIM Quantitative Solutions manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of accounts in these strategies have an incentive to favor them over other accounts they manage in order to increase their compensation. Additionally, PGIM Quantitative Solutions’ investment professionals may have an interest in funds in those strategies if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.
Affiliated Accounts. PGIM Quantitative Solutions manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Quantitative Solutions could have an incentive to favor accounts of affiliates over others.
Non-Discretionary Accounts or Model Portfolios. PGIM Quantitative Solutions provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. When PGIM Quantitative Solutions manages accounts on a non-discretionary basis, the investment team will typically deliver a model portfolio to a non-discretionary client at or around the same time as executing discretionary trades in the same strategy. The non-discretionary clients may be disadvantaged if PGIM Quantitative Solutions delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.
Large Accounts/Higher Fee Strategies. Large accounts typically generate more revenue than do smaller accounts and certain strategies have higher fees than others. As a result, a portfolio manager has an incentive when allocating investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Quantitative Solutions.
Securities of the Same Kind or Class. PGIM Quantitative Solutions sometimes buys or sells, or directs or recommends that a client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PGIM Quantitative Solutions’ trade execution in each case is driven by its consideration of a variety of factors as we seek the most advantageous terms reasonably attainable in the circumstances. PGIM Quantitative Solutions may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or not trade in any other account. Opposite way trades are generally due to differences in investment strategy, portfolio composition, or client direction.
How PGIM Quantitative Solutions Addresses These Conflicts of Interest

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The conflicts of interest described above with respect to PGIM Quantitative Solutions’ different types of side-by-side management could influence PGIM Quantitative Solutions’ allocation of investment opportunities as well as its timing, aggregation and allocation of trades. PGIM Quantitative Solutions has developed policies and procedures designed to address these conflicts of interest. PGIM Quantitative Solutions’ Conflicts of Interest and related policies stress that investment decisions are to be made in accordance with the fiduciary duties owed to each account without giving consideration to PGIM Quantitative Solutions or PGIM Quantitative Solutions personnel’s pecuniary, investment or other financial interests.
In keeping with its fiduciary obligations, PGIM Quantitative Solutions’ policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably over time. PGIM Quantitative Solutions’ investment strategies generally require that PGIM Quantitative Solutions invest its clients’ assets in securities that are publicly traded. PGIM Quantitative Solutions generally does not participate in initial public offerings. PGIM Quantitative Solutions’ investment strategies are team managed, reducing the likelihood that one portfolio would be favored over other portfolios managed by the team. These factors reduce the risk that PGIM Quantitative Solutions could favor one client over another in the allocation of investment opportunities. PGIM Quantitative Solutions’ compliance procedures with respect to these policies include independent reviews by its compliance unit of the timing, allocation and aggregation of trades, allocation of investment opportunities and the performance of similarly managed accounts. These procedures are designed to detect patterns and anomalies in PGIM Quantitative Solutions’ side-by-side management and trading so that PGIM Quantitative Solutions may take measures to correct or improve its processes. PGIM Quantitative Solutions’ Trade Management Oversight Committee, which consists of senior members of PGIM Quantitative Solutions’ management team, reviews, among other things, trading patterns, execution impact on client accounts and broker performance, on a periodic basis.
PGIM Quantitative Solutions rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. PGIM Quantitative Solutions may choose to aggregate trades for multiple portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution. Orders are generally allocated at the time of the transaction or as soon as possible thereafter, on a pro rata basis equal to each account’s appetite for the issue when such appetite can be determined.
With respect to PGIM Quantitative Solutions’ management of long-short and long only active equity accounts, the security weightings (positive or negative) in each account are typically determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio. PGIM Quantitative Solutions’ review is intended to identify situations where PGIM Quantitative Solutions would seem to have conflicting views of the same security in different portfolios, although such views may actually be reasonable due to differing portfolio constraints.
PGIM Quantitative Solutions’ Relationships with Affiliates and Related Conflicts of Interest
As an indirect wholly-owned subsidiary of Prudential Financial, PGIM Quantitative Solutions is part of a diversified, global financial services organization. PGIM Quantitative Solutions is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.
Conflicts Related to PGIM Quantitative Solutions’ Affiliations
Conflicts Arising Out of Legal Restrictions. PGIM Quantitative Solutions may be restricted by law, regulation, contract or other constraints as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of PGIM Quantitative Solutions’ relationship with Prudential Financial and its other affiliates. For example, PGIM Quantitative Solutions’ holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. Prudential tracks these aggregate holdings and PGIM Quantitative Solutions may restrict purchases, sell existing investments, or otherwise restrict, forego or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Quantitative Solutions, Prudential or PGIM Quantitative Solutions’ clients if such thresholds are exceeded. In addition, PGIM Quantitative Solutions could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for its clients. PGIM Quantitative Solutions is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates. PGIM Quantitative Solutions’ trading of Prudential Financial common stock for its clients’ portfolios also presents a conflict of interest and, consequently, PGIM Quantitative Solutions does so only when permitted by its clients.

PGIM Rock ETF Trust 28

The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent board members of the Fund.
Conflicts Related to PGIM Quantitative Solutions’ Multi-Asset Class Services. PGIM Quantitative Solutions performs asset allocation services as subadviser for affiliated mutual funds managed or co-managed by the Manager. Where, in these arrangements, PGIM Quantitative Solutions also manages underlying funds or accounts within asset classes included in the mutual fund guidelines, PGIM Quantitative Solutions will allocate assets to such underlying funds, vehicles or accounts. In these circumstances, PGIM Quantitative Solutions receives both an asset allocation fee and a management fee. As a result, PGIM Quantitative Solutions has an incentive to allocate assets to an asset class or vehicle that it manages in order to increase its fees. To help mitigate this conflict, the compliance group reviews the asset allocation to determine that the investments were made within the guidelines established for each asset class or fund.
PGIM Quantitative Solutions’ affiliates can have an incentive to seek to influence PGIM Quantitative Solutions’ asset allocation decisions, for example to facilitate hedging or improve profit margins. Through training and the establishment of communication barriers, however, PGIM Quantitative Solutions seeks to avoid any influence by its affiliates and implements its asset allocation decisions solely in what PGIM Quantitative Solutions believes to be the best interests of the funds and in compliance with applicable guidelines. PGIM Quantitative Solutions also believes that it makes such allocations in a manner consistent with its fiduciary obligations.
In certain arrangements, PGIM Quantitative Solutions subadvises mutual funds for the Manager through a program where they have selected PGIM Quantitative Solutions as a manager, resulting in PGIM Quantitative Solutions’ collection of subadvisory fees from them. The Manager also selects managers for some of PGIM Quantitative Solutions’ asset allocation products and, in certain cases, is compensated by PGIM Quantitative Solutions for these services under service agreements. The Manager and PGIM Quantitative Solutions may have a mutual incentive to continue these types of arrangements that benefit both companies. These and other types of conflicts of interest are reviewed to verify that appropriate oversight is performed.
Conflicts Related to PGIM Quantitative Solutions’ Financial Interests and the Financial Interests of PGIM Quantitative Solutions’ Affiliates.
PGIM Quantitative Solutions, Prudential Financial, Inc., The Prudential Insurance Company of America (PICA) and other affiliates of PGIM Quantitative Solutions have financial interests in, or relationships with, companies whose securities PGIM Quantitative Solutions holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Quantitative Solutions or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Quantitative Solutions on behalf of its client accounts. For example, PGIM Quantitative Solutions invests in the securities of one or more clients for the accounts of other clients. PGIM Quantitative Solutions’ affiliates sell various products and/or services to certain companies whose securities PGIM Quantitative Solutions purchases and sells for its clients. PGIM Quantitative Solutions’ affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Quantitative Solutions invests in some of the same issuers for its client accounts but at different levels in the capital structure. For instance, PGIM Quantitative Solutions may invest client assets in the equity of companies whose debt is held by an affiliate. Certain of PGIM Quantitative Solutions’ affiliates (as well as directors of PGIM Quantitative Solutions’ affiliates) are officers or directors of issuers in which PGIM Quantitative Solutions invests from time to time. These issuers may also be service providers to PGIM Quantitative Solutions or its affiliates. In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Quantitative Solutions makes investment decisions for each client independently considering the best economic interests of such client.
Certain of PGIM Quantitative Solutions’ employees may offer and sell securities of, and interests in, commingled funds that PGIM Quantitative Solutions manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for PGIM Quantitative Solutions’ employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to PGIM Quantitative Solutions. In addition, although sales commissions are not paid for such activities, such sales could result in increased compensation to the employee. To mitigate this conflict, PGIM Quantitative Solutions performs suitability checks on new clients as well as on an annual basis with respect to all clients.
Conflicts Related to Long-Term Compensation
A portion of the long-term incentive grant of some of PGIM Quantitative Solutions’ investment professionals will increase or decrease based on the performance of several of PGIM Quantitative Solutions’ strategies over defined time periods. Consequently, some of PGIM Quantitative Solutions’ portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, PGIM Quantitative Solutions has procedures, including supervisory review procedures,

29

designed to verify that each of its accounts is managed in a manner that is consistent with PGIM Quantitative Solutions’ fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, PGIM Quantitative Solutions’ chief investment officer will perform a comparison of trading costs between accounts in the strategies whose performance is considered in connection with the long-term incentive grant and other accounts, to verify that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a meeting of PGIM Quantitative Solutions’ Trade Management Oversight Committee.
Conflicts Related to Service Providers. PGIM Quantitative Solutions retains third party advisors and other service providers to provide various services for PGIM Quantitative Solutions as well as for funds that PGIM Quantitative Solutions manages or subadvises. A service provider may provide services to PGIM Quantitative Solutions or one of its funds while also providing services to PGIM, Inc. (PGIM) other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship. PGIM Quantitative Solutions may benefit from negotiated fee rates offered to its funds and vice-versa. There is no assurance, however, that PGIM Quantitative Solutions will be able to obtain advantageous fee rates from a given provider negotiated by its affiliates based on their relationship with the service provider, or that it will know of such negotiated fee rates.
Conflicts of Interest in the Voting Process
Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client or affiliate of PGIM Quantitative Solutions. When PGIM Quantitative Solutions identifies an actual or potential conflict of interest between PGIM Quantitative Solutions and its clients or affiliates, PGIM Quantitative Solutions votes in accordance with the policy of its proxy voting advisor rather than its own policy. In that manner, PGIM Quantitative Solutions seeks to maintain the independence and objectivity of the vote.
OTHER SERVICE PROVIDERS
CUSTODIAN. The Bank of New York Mellon (“BNY”), 240 Greenwich Street, New York, New York 10286, serves as Custodian for each Fund’s portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with each Fund. Subcustodians provide custodial services for any non-U.S. assets held outside the United States. The Manager is responsible for compensating BNY under the Custodian Agreement.
TRANSFER AGENT. BNY, 240 Greenwich Street, New York, New York 10286, serves as the transfer and dividend disbursing agent of each Fund. BNY provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. The Manager is responsible for compensating BNY under the Transfer Agency and Service Agreement.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [______________________________] serves as the independent registered public accounting firm of each Fund, and in that capacity will audit the annual financial statements for the next fiscal year.
DISTRIBUTOR. Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), 655 Broad Street, Newark, New Jersey 07102-4410, acts as the distributor of the Funds. The Distributor is a subsidiary of Prudential.
Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will deliver the Prospectus and, upon request, this SAI, to persons purchasing Creation Units and maintains records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.
Because the Funds are new, they have not made any payments for these services.
DISTRIBUTION AND SERVICE (12b-1) PLAN. The Trust has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) with respect to shares of the Funds to permit the implementation of the Funds' method of distribution. However, no 12b-1 Plan fee is currently charged to the Funds, and there are no plans in place to impose a 12b-1 Plan fee.
Under the terms of the 12b-1 Plan, the Trust is permitted to compensate, out of the Funds' assets, in amounts up to an annual rate of 0.25% of the average daily net assets of the Funds' shares, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of the shares and/or the provision of certain shareholder services to its customers that invest in shares of the Funds. Such services may include, but are not limited to, the following: marketing and promotional services including advertising; providing facilities to answer questions from prospective investors about the Funds; receiving and answering correspondence or responding to shareholder inquiries, including requests for prospectuses and statements of additional information; and preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders.

PGIM Rock ETF Trust 30

Fees paid pursuant to the 12b-1 Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of the FINRA. The 12b-1 Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.
The 12b-1 Plan provides that it may not be amended to materially increase the costs which shareholders may bear under the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Funds and by vote of a majority of both: (i) the Trustees of the Trust; and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreements related to it (the “Disinterested Trustees”), cast in person at a meeting called for the purpose of voting on the 12b-1 Plan and any related amendments. The 12b-1 Plan provides that it may not take effect until approved by vote of a majority of both: (i) the Trustees of the Trust; and (ii) the Disinterested Trustees defined above.
Following the expiration of the one-year period commencing with the effectiveness of the 12b-1 Plan, the 12b-1 Plan shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Disinterested Trustees defined above. The 12b-1 Plan provides that an appropriate officer of the Funds shall provide to the Trustees, and the Board of Trustees shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.
In addition, the Manager and its affiliates also may make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of shares of the Funds. The payments described in this section may be significant to the payors and the payees.
PAYMENTS TO FINANCIAL SERVICES FIRMS. The Manager and its affiliates may make payments (“Payments”) to certain broker-dealers and other financial intermediaries (“Intermediaries”) related to activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems. The Manager and its affiliates may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general. In addition, the Manager and its affiliates may make Payments to Intermediaries that make Fund shares available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as marketing support or revenue-sharing payments. Any Payments made by the Manager and its affiliates will be made from its own assets and not from the assets of the Funds.
Payments to an Intermediary may be significant to the Intermediary. As a result, an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Funds over other investments.
The Manager or its affiliates may determine to make Payments based on any number of metrics. For example, the Manager and its affiliates may make Payments at year-end and/or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the Intermediary, or an amount based on the Intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. A shareholder should contact his or her Intermediary’s salesperson or other investment professional for more information regarding any Payments the Intermediary firm may receive.
In addition to the payments described above, the Manager and its affiliates may also make payments to Intermediaries in connection with certain transaction fees (also referred to as “ticket charges”) incurred by Intermediaries.
In addition to the payments described above, the Manager and its affiliates may make payments in connection with, or reimburse Intermediaries’ sponsorship and/or attendance, at conferences, seminars or informational meetings (“event support”), provide Intermediaries or their personnel with occasional tickets to events or other entertainment, meals and small gifts (“other non-cash compensation”), and make charitable contributions to valid charitable organizations at the request of Intermediaries (“charitable contributions”) to the extent permitted by applicable law, rules and regulations.
Independent financial intermediaries unaffiliated with the Manager and its affiliates may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, and other services. The Manager and its affiliates may pay fees to such entities for the provision of these services out of their own resources.

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From time to time, the Manager and its affiliates may pay or reimburse broker-dealers, banks or other financial institutions for the Manager and its affiliates’ attendance at investment forums sponsored by such firms, or the Manager and its affiliates may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of the Manager and its affiliates’ own assets and at no cost to the Funds. Such activities may provide incentives to financial institutions to market shares of the Funds. Additionally, these activities may give the Manager and its affiliates additional access to sales representatives of such financial institutions, which may increase sales of Fund shares.
No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Funds shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.
PORTFOLIO TRANSACTIONS & BROKERAGE
The Funds have adopted a policy pursuant to which the Funds and their Manager, subadviser and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactions to that broker. The Funds have adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Funds, the Manager and the subadviser to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Funds and is not influenced by considerations about the sale of Fund shares. For purposes of this section, the term “Manager” includes the subadviser.
The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a non-U.S. securities exchange, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, one of the Manager's affiliates (an affiliated broker). Brokerage commissions on U.S. securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.
In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Funds will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the SEC.
In placing orders for portfolio securities of the Funds, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research-related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Funds may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer databases, quotation equipment and services, research-oriented computer software and services, reports concerning the performance of accounts, valuations of securities, investment-related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Funds. The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the

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continued receipt of those services that the Manager believes provide a benefit to the Funds and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
When the Manager deems the purchase or sale of equities to be in the best interests of the Funds or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Funds' Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Funds, will not significantly affect the Funds' ability to pursue their present investment objectives. However, in the future in other circumstances, the Funds may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliate may act as a broker or futures commission merchant for the Funds. In order for an affiliate of the Manager to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board, including a majority of the Independent Board Members, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the 1934 Act, an affiliate may not retain compensation for effecting transactions on a national securities exchange for the Funds unless the Funds have expressly authorized the retention of such compensation. The affiliate must furnish to the Funds at least annually a statement setting forth the total amount of all compensation retained by the affiliate from transactions effected for the Funds during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the affiliate by applicable law. Transactions in options by the Funds will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Funds may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Because each Fund is new, it does not disclose its payment of commissions because it has not yet completed a fiscal year.
The Funds are required to disclose their holdings of securities of their regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of the most recently completed fiscal year. Because the Funds are new the Funds held no securities of their regular brokers and dealers as of the most recently completed fiscal year.
The below table shows the Fund’s portfolio turnover rates over the two most recently completed fiscal years:
Because the Funds are new, this information is not available.
ADDITIONAL INFORMATION
FUND HISTORY. PGIM Rock ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 30, 2023. The Trust is currently composed of the series listed below:

Current Series of the Trust
Name	Date Established	Date Operations Commenced
PGIM US Large-Cap 12% Buffer ETF – January	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – February	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – March	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – April	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – May	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – June	September [__], 2023	December [__], 2023

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Current Series of the Trust
Name	Date Established	Date Operations Commenced
PGIM US Large-Cap 12% Buffer ETF – July	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – August	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – September	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – October	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – November	September [__], 2023	December [__], 2023
PGIM US Large-Cap 12% Buffer ETF – December	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – January	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – February	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – March	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF –April	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – May	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – June	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – July	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – August	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – September	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – October	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – November	September [__], 2023	December [__], 2023
PGIM US Large-Cap 20% Buffer ETF – December	September [__], 2023	December [__], 2023
DESCRIPTION OF SHARES AND ORGANIZATION.
The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share, of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. In accordance with the Trust’s Agreement and Declaration of Trust, the Board Members may authorize the creation of additional series and classes within such series, with such preferences, privileges and rights as the Board Members may determine.
Shares of each Fund, when issued, are fully paid, nonassessable, and fully transferable. Shares are also redeemable at the option of the Trust under certain circumstances. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of each Fund is entitled to its portion of all of the Fund’s assets after all debt and expenses of the Fund have been paid.
The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Board Members is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the written request of 10% of the Trust’s outstanding shares entitled to vote for the purpose of voting on the removal of one or more Board Members.
Under the Agreement and Declaration of Trust, the Board may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and NAV procedures) with such preferences, privileges and rights as the Board Members may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto.
The Board has the power to alter the number and the terms of office of the Board Members, provided that at all times at least a majority of the Board Members have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Board Members being selected, while the holders of the remaining shares would be unable to elect any Board Members.
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
PGIM Investments LLC or an affiliate will own all (100%) initial seed capital shares of each Fund as of the date of this SAI and shall be deemed a control person of each Fund. PGIM Investments is a New York limited liability company. Shareholders owning voting securities in excess of 25% may be able to determine the outcome of any matter affecting and voted on by shareholders of each Fund. As of the date of this SAI, the Board Members and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

PGIM Rock ETF Trust 34

FINANCIAL STATEMENTS
Because each Fund is new, no financial information is available. When available, each Fund’s Annual and Semi-Annual Reports will be available upon request and without charge.

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PART II
CREATIONS AND REDEMPTIONS OF FUND SHARES
The Funds issue and redeem their shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. Shares are not individually redeemable.
CREATION AND REDEMPTION TRANSACTION FEES. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. The Funds may adjust the transaction fee from time to time. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the securities and other instruments received on redemption from the Trust to their designated account. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.
From time to time, the Funds may waive all or a portion of their applicable transaction fee(s).
The following table shows, as of the date of this SAI, the approximate value of one Creation Unit of the Fund, fixed transaction fees and maximum additional charges for creations and redemptions (as described herein):
Fund	Approximate Value of a Creation Unit	Size of a Creation Unit	Fixed Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
PGIM US Large-Cap Buffer ETFs	[$500,000]	[20,000 shares]	$500	3.00%	2.00%
*As a percentage of the NAV per Creation Unit, inclusive, in the case of redemptions, of the fixed redemption transaction fee.
In its discretion, the Trust reserves the right to increase or decrease, from time to time, the number of shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Funds, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
GENERAL. An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.
A “Business Day” with respect to each Fund is any day each Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. Each Fund is open for business any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
CONTINUOUS OFFERING. The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.
PORTFOLIO DEPOSIT. The consideration for a purchase of Creation Units may consist of an in-kind deposit of a portfolio of securities and other instruments (the “Deposit Instruments”) and an amount of cash computed as described below (the “Cash Amount”).  The Fund may permit or require that purchases of Creation Units be made entirely in cash. The Fund may permit or require that purchases of Creation Units be made entirely in cash. The Cash Amount together with the Deposit Instruments, as applicable, are referred to as the “Portfolio Deposit.” A Portfolio Deposit may consist solely of cash at the discretion of a Fund. A Portfolio Deposit may be different than the portfolio each Fund will deliver upon redemption of Fund shares and each Fund may accept “Custom Baskets.” Custom Baskets may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets, and may take into account various factors in seeking to ensure that the custom basket is in the best interests of each Fund and its shareholders. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.
In the event a Fund requires Deposit Instruments and a Cash Amount in consideration for purchasing a Creation Unit, the function of the Cash Amount is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Amount would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the aggregate market value of the Deposit Instruments. If the Cash Amount is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Amount. If the Cash Amount is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Amount. Computation of the Cash Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Instruments, which shall be the sole responsibility of the Authorized Participant.
BNY, the Administrative Agent, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the NYSE (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Instrument to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day), as well as information regarding the Cash Amount for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of each Fund until such time as the next-announced Portfolio Deposit composition is made available.
In addition, the Trust reserves the right to accept a basket of securities or cash that differs from Deposit Instruments or to permit the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Amount to replace any Deposit Instrument or to accept securities or other instruments not included in the initial announcement of the Deposit Instruments as determined by the Manager (or its delegate) pursuant to procedures adopted by the Trust. In the case of cash in lieu transactions, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase the Deposit Instruments represented by the cash in lieu amount in the secondary market (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities were purchased by the Trust and the cash in lieu amount (which amount, at PGIM Investments’ discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with the Trust’s acquisition of Deposit Instruments may be at the expense of each Fund and will affect the value of all shares of each Fund; but each Fund may charge the transaction fee to compensate for brokerage expenses.
PROCEDURES FOR CREATION OF CREATION UNITS. To be eligible to place orders with the Distributor to create Creation Units of a Fund, an Authorized Participant must have a written agreement with a Fund or one of its service providers (“Participant Agreement”) that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. All Creation Units of a Fund, however created, will be entered on the records of the Depository Trust Company DTC in the name of Cede & Co. for the account of a DTC participant.
All orders to create Creation Units must be placed in multiples of a certain number of shares of each Fund. Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units, whether through the NSCC Clearing Process or outside the NSCC Clearing Process through DTC or otherwise, must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m. Eastern time or, for Custom Baskets, such earlier time set forth in the Participant Agreement), in each case on the date such order is placed in order for creation of

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Creation Units to be effected based on the NAV of each Fund as determined on such date.. The Business Day on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the “Transmittal Date.” Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement or any associated document. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant. Creation Units may be issued, in the sole discretion of the Trust, notwithstanding the failure to receive all or a portion of the Portfolio Deposit on the settlement date. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Portfolio Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Portfolio Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Distributor and deposited into the Trust.
Investors seeking to purchase Creation Units of a Fund through an Authorized Participant must place such orders in the form required by such Authorized Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of a Fund may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Creation Units of a Fund through the NSCC Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.
Orders for creation that are effected outside the NSCC Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the NSCC Clearing Process. Those persons placing orders outside the NSCC Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Instruments and Cash Amount.
PLACEMENT OF CREATION ORDERS USING NSCC CLEARING PROCESS. For Portfolio Deposits created through the NSCC Clearing Process, the Participant Agreement authorizes the Distributor to transmit to the NSCC on behalf of the Authorized Participant such trade instructions as are necessary to effect Authorized Participant’s creation order. Pursuant to such trade instructions from the Distributor to the NSCC, the Authorized Participant agrees to transfer the requisite Deposit Instruments (or contracts to purchase such Deposit Instruments that are expected to be delivered in a “regular way” manner) and the Cash Amount to the Trust, together with such additional information as may be required by the Distributor. Each Fund reserve the right to settle Creation Unit transactions on a delayed basis under certain circumstances compliant with applicable law. An order to create Creation Units of a Fund through the NSCC Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement and any ancillary documents are properly followed.
For orders effected outside the NSCC Clearing Process, the order must state that the Authorized Participant is not using the NSCC Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Portfolio Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments through DTC to the account of the Trust by no later than 11:00 a.m. Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Instruments to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of a Fund outside the NSCC Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement and any ancillary documents are properly followed. However, if the Distributor does not receive both the requisite Deposit Instruments and the Cash Amount in a timely fashion on the next Business Day immediately following the Transmittal Date, such order may be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Portfolio Deposit as newly constituted to reflect the current NAV of each Fund. Each Fund reserve the right to settle Creation Unit transactions on a delayed basis under certain circumstances and compliant with applicable law.
Additional transaction fees may be imposed with respect to transactions effected outside the NSCC Clearing Process and in circumstances in which any cash can be used in lieu of Deposit Instruments to create Creation Units. (See “Creation Transaction Fee” section below.)

PGIM Rock ETF Trust 38

The Distributor will inform the Transfer Agent, the Manager and the Custodian upon receipt of a Creation Order that includes securities or other instruments custodied outside of the United States. The Custodian will then provide such information to the appropriate subcustodian. The Custodian will cause the subcustodian of each Fund to maintain an account into which the Deposit Instruments (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount) will be delivered. Deposit Instruments must be delivered to an account maintained at the applicable local custodian. The Trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Amount next determined after receipt in proper form of the purchase order, together with applicable transaction fees.
Once the Transfer Agent has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of each Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
ACCEPTANCE OF CREATION ORDERS. The Trust and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect of a Fund, for example, if (a) the order is not in proper form; (b) the purchaser or group of related purchasers, upon obtaining the Creation Units of shares, would own 80% or more of the outstanding shares of each Fund; (c) the acceptance of the Portfolio Deposit would have certain adverse tax consequences, such as causing each Fund no longer to meet RIC status under the Code for federal tax purposes; (d) the acceptance of the Portfolio Deposit would, in the opinion of each Fund, be unlawful, as in the case of a purchaser who was banned from trading in securities; (e) the acceptance of the Portfolio Deposit would otherwise, in the discretion of each Fund, PGIM Investments and/or the subadvisers, have an adverse effect on each Fund or on the rights of each Fund’s beneficial owners; or; or (f) there exist circumstances outside the control of each Fund that make it impossible to process purchases of Creation Units of shares for all practical purposes. The Transfer Agent will notify a prospective purchaser of its rejection of the order of such person. The Trust, the Custodian, any subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits to Authorized Participants nor shall either of them incur any liability to Authorized Participants for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Units may be issued, in the sole discretion of the Trust, notwithstanding the failure to deliver certain Deposit Instruments at settlement as described below. In these circumstances, in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Cash Amount, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Instruments (the “Additional Cash Deposit”) with each Fund pending delivery of any missing Deposit Instruments.
If the Trust permits, and an Authorized Participant determines to post, an Additional Cash Deposit as collateral for any undelivered Deposit Instruments, such Authorized Participant must deposit with the Custodian the appropriate amount of federal funds by 10:00 a.m. Eastern time (or such other time as specified by the Trust) on the date of requested settlement. If the Custodian does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Custodian, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% as required, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Instruments. At any time, at the discretion of the Trust, the Trust may use the cash on deposit to purchase the missing Deposit Instruments. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee may be charged.
CREATION TRANSACTION FEE. A fixed creation transaction fee generally is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction. The amount of the creation transaction fee as well as the maximum amount of any applicable variable charge for cash creations for each Fund are disclosed above. In the case of cash creations or where the Trust permits a purchaser to substitute cash in lieu of depositing a portion of the Deposit Instruments, the purchaser may be assessed an additional variable charge to compensate each Fund for the costs associated with purchasing the applicable securities. The Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Manager’s

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discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (in each case which may, in certain instances, be based on a good faith estimate of transaction costs). The Manager may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Amount to protect remaining shareholders. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust.
REDEMPTION OF CREATION UNITS. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day and only through an Authorized Participant who has executed a Participant Agreement. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.
Each Fund’s securities received on redemption (“Redemption Instruments”) may not be identical to Deposit Instruments that are applicable to creations of Creation Units. All orders are subject to acceptance by the Distributor. In addition, Redemption Instruments received by one shareholder may not be the same as received those by other shareholders.
The Trust will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in each Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust. Unless cash redemptions are permitted or required for a Fund or a Custom Basket is approved, the redemption proceeds for a Creation Unit generally consist of Redemption Instruments, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments, less the fixed transaction fee and any variable transaction fees. Should the Redemption Instruments have a value greater than the NAV of the shares being redeemed, a compensating cash payment to the Trust equal to the differential plus any applicable redemption transaction fee will be required to be arranged for by or on behalf of the redeeming shareholder.
REDEMPTION TRANSACTION FEE. The basic fixed redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional charge may be charged with respect to cash redemptions or redemptions outside of the NSCC Clearing Process. An additional variable transaction charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for a Fund) may also be imposed to compensate each Fund for the costs associated with selling the applicable securities. The Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments not transferred in-kind (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash in lieu amount (which amount, at PGIM Investments’ discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). PGIM Investments may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Amount to protect remaining shareholders. In no event will transaction fees charged by a Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. To the extent a Fund cannot, or elects not to, recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by each Fund’s remaining shareholders and negatively affect Fund performance.
PLACEMENT OF REDEMPTION ORDERS USING NSCC CLEARING PROCESS. An order to redeem Creation Units of a Fund using the NSCC Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern time on such Transmittal Date (or, for Custom Baskets where cash replaces any Redemption Instrument, such earlier time set forth in the Participant Agreement or any ancillary documents); and (ii) all other procedures set forth in the Participant Agreement or any ancillary documents are properly followed; such order will be effected based on the NAV of each Fund as next determined. An order to redeem Creation Units of a Fund using the NSCC Clearing Process made in proper form but received by each Fund after 4:00 p.m. Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund securities (or contracts to purchase such Fund securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred. The Funds reserve the right to settle Creation Unit transactions on a delayed basis under certain circumstances compliant with applicable law.

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PLACEMENT OF REDEMPTION ORDERS OUTSIDE NSCC CLEARING PROCESS. For orders effected outside the NSCC Clearing Process, the order must state that the Authorized Participant is not using the Clearing Process and that redemption of Creation Units of each Fund will instead be effected through transfer of Creation Units of each Fund directly through DTC. An order to redeem Creation Units of a Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of shares of Creation Units specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. Eastern time, on such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement or any ancillary document are properly followed.
After the Distributor has deemed an order for redemption outside the NSCC Clearing Process received, the Custodian will initiate procedures to transfer the requisite Redemption Instruments (or contracts to purchase such Redemption Instruments) and the cash redemption payment to the redeeming Beneficial Owner. The Funds reserve the right to settle Creation Unit transactions on a delayed basis under certain circumstances compliant with applicable law. An additional variable redemption transaction fee may be applicable to redemptions outside the NSCC Clearing Process.
To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to each Fund’s Transfer Agent on the settlement date, the Trust, in its sole discretion, may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) of at least 105%, which the Trust may change from time to time, of the value of the missing shares.
The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of a Fund, to purchase the missing shares or acquire the Deposit Instruments and the Cash Amount underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Instruments or Cash Amount and the value of the collateral.
Arrangements satisfactory to the Trust must be in place for an Authorized Participant to transfer the Creation Units through DTC on or before the settlement date. Redemptions of shares for Redemption Instruments that include securities or other instruments custodied outside of the United States will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that each Fund could not lawfully deliver specific Redemption Instruments upon redemptions or could not do so without first registering the securities under such laws.
In connection with taking delivery of Redemption Instruments upon redemption of Creation Units that include securities or other instruments custodied outside of the United States, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Instruments are customarily traded, to which account such Redemption Instruments will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Redemption Instruments in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
Deliveries of redemption proceeds generally will be made in a “regular way” manner. Due to the schedule of holidays in certain countries or for other reasons, however, the delivery of redemption proceeds may take longer. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. If a Fund has a foreign investment in its basket, each Fund may delay delivery of the foreign investment in the redemption proceeds for more than seven days thereafter if the if each Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days thereafter.
NET ASSET VALUE
The value of a single share of each Fund—known as the net asset value per share or NAV—is determined by subtracting Fund liabilities from the value of Fund assets and dividing the remainder by the number of outstanding shares. Investors purchasing or selling shares in the secondary market may transact at a price other than each Fund’s NAV. Each Fund will compute their NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. For purposes of computing NAV, each Fund will value

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futures contracts generally 15 minutes after the close of regular trading on the NYSE. Each Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern time, if the particular disruption directly affects only the NYSE. Please see the NYSE website (www.nyse.com) for a specific list of the holidays on which the NYSE is closed.
Each Fund’s portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted methodologies for determining the fair value of certain types of securities and other assets held by each Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors. In determining a security's value, each Fund generally uses the following methodologies. Securities included on the NASDAQ Market are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. NASDAQ Market Securities for which there was no NOCP or last sale price are valued at the mean between the last bid and asked prices on the day of valuation, or the last bid price in the absence of an asked price. Open-end, non-exchange traded mutual funds are valued at their net asset value as determined as of the close of the NYSE on the date of valuation. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the OTC market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be OTC, are valued on the day of valuation at an evaluated bid price provided by an independent pricing agent, or, in the absence of valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.
Options on securities and securities indices that are listed on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Where exchange trading has halted on exchange-traded call or put options, the last available traded price may be used for a period of no longer than five business days. On the sixth business day, such options may be valued at zero in the absence of trading, when such options are “out of the money” by more than 5% of the value of the underlying asset and expire within 14 calendar days of the valuation date.
Futures contracts and options thereon traded on a commodities exchange or Board of Trade shall be valued on the day of valuation at the last sale price at the close of trading on such exchange or Board of Trade or, if there was no sale on the applicable exchange or Board of Trade on such date, at the mean between the most recently quoted bid and asked prices on such exchange or Board of Trade or at the last bid price in the absence of an asked price. Quotations of non-U.S. securities in a non-U.S. currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank, dealer or independent service, and forward currency exchange contracts are valued at the current cost of covering or offsetting such contacts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the Manager.
The use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that each Fund could obtain the fair value assigned to a security if the security were sold at approximately the same time at which the NAV per share is determined.
Generally, each Fund will value futures contracts at the close of trading for those contracts (normally 15 minutes after the close of regular trading on the NYSE). If, in the judgment of the subadviser or Manager, the closing price of a contract is materially different from the contract price at the NYSE close, a fair value price for the contract will be determined.
If dividends are declared daily, the NAV of each class of shares will generally be the same. It is expected, however, that the dividends, if any, will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.
TAXES, DIVIDENDS AND DISTRIBUTIONS
The following is a summary of certain tax considerations generally affecting the Funds and their shareholders. This section is based on the Code, Treasury Regulations, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax adviser concerning the consequences of investing in the Funds in your particular circumstances under the Code and the laws of any other taxing jurisdiction.

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QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net tax-exempt income and investment company taxable income for the year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below.
Net capital gains of each Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. If the Funds were to experience an ownership change as defined under the Code, each Fund’s loss carryforwards, if any, may be subject to limitation. If a Fund has a capital loss carryforward, the amount and duration of any such capital loss carryforward will be set forth at the end of this section.
In addition to satisfying the Distribution Requirement, the Funds must derive at least 90% of their gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or non-U.S. currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a QPTP.
Each Fund must also satisfy an asset diversification test on a quarterly basis. Failure to do so may result in the Fund being subject to penalty taxes, being required to sell certain of its positions, and may cause the Fund to fail to qualify as a regulated investment company. Under this asset diversification test, at the close of each quarter of the Fund’s taxable year, (1) 50% or more of the value of the Fund’s assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s assets may be invested in securities of (x) any one issuer (other than United States government securities or securities of other regulated investment companies), or two or more issuers (other than securities of other regulated investment companies) of which the Fund owns 20% or more of the voting stock and which are engaged in the same, similar or related trades or businesses or (y) one or more QPTPs and commonly referred to as “master limited partnerships.”
Each Fund may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP. Each Fund’s investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or non-U.S. income, franchise or withholding tax liabilities.
If for any year a Fund does not qualify as a regulated investment company, or fails to meet the Distribution Requirement, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be subject to taxation on any net built-in-gains (i.e., the excess of the aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) recognized for a period of five years, or, under certain circumstances, may have to recognize and pay tax on such net built-in-gain, in order to qualify as a regulated investment company in a subsequent year.
EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which a Fund earned the income. Specifically, the excise tax will be imposed if the Fund fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income, including qualified dividend income, for the calendar year and 98.2% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company

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having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.
Each Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to borrow money or liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
FUND INVESTMENTS. Each Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by the Fund. Each Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by a Fund and therefore would be subject to the Distribution Requirement. Such investments may require a Fund to borrow money or dispose of other securities in order to comply with those requirements. Each Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require a Fund to borrow money or dispose of other securities in order to comply with the Distribution Requirement. Additionally, a Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent a Fund from making capital gain distributions as described below. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules. The foregoing concepts are explained in greater detail in the following paragraphs.
Gains or losses on sales of stock or securities by a Fund generally will be treated as long-term capital gains or losses if the stock or securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call or otherwise holds an offsetting position, with respect to the stock or securities. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October (or if there is no net capital loss, then any net long-term or short-term capital loss) and its late-year ordinary loss (defined as the sum of the excess of post-October non-U.S. currency and passive non-U.S. investment company (“PFIC”) losses over post-October non-U.S. currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
If an option written by a Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Gain or loss on the sale, lapse or other termination of options acquired by a Fund on stock or securities and on narrowly-based stock indices will be capital gain or loss and will be long-term or short-term depending on the holding period of the option.
Certain Fund transactions may be subject to wash sale, short sale, constructive sale, conversion transaction, constructive ownership transaction and straddle provisions of the Code that may, among other things, require a Fund to defer recognition of losses or convert long-term capital gain into ordinary income or short-term capital gain taxable as ordinary income. The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying Fund does not exceed the cap).
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. Each Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute taxable ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or

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may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. Periodic net payments that would otherwise constitute ordinary deductions but are allocable under the Code to exempt-interest dividends will not be allowed as a deduction but instead will reduce net tax-exempt income.
In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
Debt securities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income subject to the Distribution Requirement referred to above. Market discount generally is the excess, if any, of the principal amount of the security (or, in the case of a security issued at an original issue discount, the adjusted issue price of the security) over the price paid by a Fund for the security. Original issue discount or market discount that accrues in a taxable year is treated as income earned by a Fund and therefore is subject to the Distribution Requirement. Because this income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to borrow money or dispose of other securities and use the proceeds to make distributions to satisfy the Distribution Requirement.
Certain futures contracts and certain listed options (referred to as Section 1256 contracts) held by a Fund will be required to be “marked to market” for federal income tax purposes at the end of the Fund’s taxable year, that is, treated as having been sold at the fair market value on the last business day of the Fund’s taxable year. Except with respect to certain non-U.S. currency forward contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and forty percent will be treated as short-term capital gain or loss. Any net mark-to-market gains may be subject to the Distribution Requirement referred to above, even though a Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on non-U.S. currency forward contracts or dispositions of debt securities denominated in a non-U.S. currency that are attributable to fluctuations in the value of the non-U.S. currency between the date of acquisition of the security or contract and the date of disposition thereof generally also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions from current earnings and profits, and distributions made before the losses were realized could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder’s basis in his or her Fund shares.
FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at capital gain income tax rates. The amount of dividend income that may be reported by a Fund as qualified dividend income will generally be limited to the aggregate of the eligible dividends received by the Fund. Dividends of net investment income that are not reported as qualified dividend income or exempt-interest dividends and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends paid by a Fund with respect to a taxable year will qualify for the dividends received deduction generally available to corporations to the extent of the amount of dividends received by the Fund from certain domestic corporations for the taxable year. For tax years beginning after December 31, 2017 and before January 1, 2026, a Fund may also report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses. In order for a Fund’s dividends to be eligible for treatment as qualified dividend income or for the dividends received deduction or qualified business income deduction, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and

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the U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.
Ordinarily, shareholders are required to take taxable distributions by a Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Funds in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.
Dividends paid by the Funds that are properly reported as exempt-interest dividends will not be subject to regular federal income tax. Dividends paid by the Funds will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of each Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in (1) state, municipal and other bonds that are excluded from gross income for federal income tax purposes or (2) interests in other regulated investment companies, and, in each case, as long as the Fund properly reports such dividends as exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, are generally exempt from income tax in that state. However, income from municipal securities from other states generally will not qualify for tax-free treatment.
Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for U.S. federal income tax purposes to the extent it relates to exempt-interest dividends received by a shareholder. If a shareholder receives exempt-interest dividends with respect to any share of a Fund (unless the Fund declares income dividends daily and pays such dividends at least as frequently as monthly) and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by a Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from a Fund may affect a non-U.S. corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of an S corporation. Shareholders should consult their own tax advisers as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to the federal “branch profits” tax, or the federal “excess net passive income” tax.
Each Fund may either retain or distribute to shareholders its net capital gain (i.e., excess net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a “capital gain dividend,” it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 21% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Distributions by a Fund that exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any distribution in excess of such tax basis will be treated as gain from the sale of its shares, as discussed below. Distributions in excess of a Fund’s minimum distribution requirements but not in excess of the Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.
Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of cash that could have been received. In addition, prospective investors in a Fund should be aware that distributions from the Fund will, all other things being equal, have the effect of reducing the NAV of the Fund’s shares by the amount of the distribution. If the NAV is reduced below a shareholder’s cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

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SALE OF SHARES. A shareholder will generally recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of a Fund or substantially identical stock or securities within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of a Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares (1) before January 31 of the calendar year following the calendar year in which the original stock was disposed of, (2) pursuant to a reinvestment right received upon the purchase of the original shares and (3) at a reduced load charge (i.e., sales or additional charge), then any load charge incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder’s basis for computing gain or loss upon the sale of such shares, to the extent the original load charge does not exceed any reduction of the load charge with respect to the acquisition of the subsequent shares. To the extent the original load charge is not taken into account on the disposition of the original shares, such charge shall be treated as incurred in connection with the acquisition of the subsequent shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of long-term capital gain dividends received on (or undistributed long-term capital gains credited with respect to) such shares.
Capital gain of a non-corporate U.S. shareholder is generally taxed at a federal income tax rate of up to 15% or 20% for individuals, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation, where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
Cost Basis Reporting. Your broker or other intermediary must report cost basis information to you and the IRS when you sell or exchange shares in your non-retirement accounts. The cost basis regulations do not affect retirement accounts or money market funds. The regulations also require reporting whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year). To calculate the gain or loss on shares sold, you need to know the cost basis of the shares. Cost basis is the original value of an asset for tax purposes (usually the gross purchase price), adjusted for stock splits, reinvested dividends, and return of capital distributions. This value is used to determine the capital gain (or loss), which is the difference between the cost basis of the shares and the gross proceeds when the shares are sold. Intermediaries generally support several different cost basis methods from which you may select a cost basis method you believe best suited to your needs. If you decide to elect the default method, no action is required on your part.
TAXATION ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
The Trust, on behalf of the Funds, has the right to reject an order for a purchase of shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
BACKUP WITHHOLDING. Backup withholding will apply, at a 24% rate to all dividends and capital gain dividends, and the proceeds of the sale of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify that it is not subject to backup withholding or that it is a corporation or other exempt recipient. In addition, dividends and capital gain dividends made to corporate U.S. holders may be subject to information reporting and backup withholding. Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

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If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
MEDICARE CONTRIBUTION TAX. A U.S. person that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, is subject to a 3.8% tax on the lesser of (1) the U.S. person’s “net investment income” for the relevant taxable year and (2) the excess of the U.S. person’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 if married filing jointly). Each Fund shareholder’s net investment income will generally include, among other things, dividend income from the Fund and net gains from the disposition of Fund shares, unless such dividend income or net gains are derived in the ordinary course of the conduct of a trade or business (other than a trade or business that consists of certain passive or trading activities). If you are a U.S. person that is an individual, estate or trust, you are urged to consult your tax advisers regarding the applicability of the Medicare contribution tax to your income and gains in respect of your investment in Fund shares.
NON-U.S. SHAREHOLDERS. Dividends paid to a shareholder who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. shareholder”) will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a non-U.S. shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund, net capital gain dividends, exempt-interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains, and amounts reported by the Fund as interest-related dividends or short-term capital gain dividends.
The foregoing applies when the non-U.S. shareholder’s income from a Fund is not effectively connected with a U.S. trade or business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, then ordinary income dividends, qualified dividend income, net capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.
Distributions that a Fund reports as “short-term capital gain dividends” or “net capital gain dividends” will not be treated as such to a recipient non-U.S. shareholder if the distribution is attributable to a gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation (including a REIT dividend attributable to such gain) and a Fund’s direct or indirect interests in U.S. real property exceed certain levels. Instead, if the non-U.S. shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the non-U.S. shareholder; if the non-U.S. shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 21% withholding tax and could subject the non-U.S. shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a non-U.S. shareholder realizing gains upon a sale of Fund shares could be subject to the 21% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the non-U.S. person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.
The rules laid out in the previous paragraph, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Provided that more than 50% of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and a Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution), in redemption of a non-U.S. shareholder’s shares of the Fund will cause the Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest non-U.S. ownership percentage of the Fund during the five-year period ending on the date of redemption.
In the case of non-U.S. non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their non-U.S. status.

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A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) non-U.S. financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other non-U.S. entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-U.S. financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant non-U.S. financial institutions or to account holders, or (ii) in the event that an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other non-U.S. entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.
The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of non-U.S. taxes.
NON-U.S. TAXES. Each Fund may be subject to non-U.S. withholding taxes or other non-U.S. taxes with respect to income (possibly including, in some cases, capital gain) received from sources within non-U.S. countries. So long as more than 50% by value of the total assets of a Fund (1) at the close of the taxable year, consists of stock or securities of non-U.S. issuers, or (2) at the close of each quarter, consists of interests in other regulated investment companies, a Fund may elect to treat any non-U.S. income taxes paid by it as paid directly by its shareholders.
If a Fund makes the election, each shareholder will be required to (i) include in gross income, even though not actually received, its pro rata share of a Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) its pro rata share of a Fund’s income taxes. A non-U.S. tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the non-U.S. source income. For this purpose, each shareholder must treat as non-U.S .source gross income (i) its proportionate share of non-U.S. taxes paid by a Fund and (ii) the portion of any actual dividend paid by a Fund which represents income derived from non-U.S. sources; the gain from the sale of securities will generally be treated as U.S. source income and certain non-U.S. currency gains and losses likewise will be treated as derived from U.S. sources. This non-U.S. tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from a Fund will be treated as “passive” or “general” income for this purpose. The effect of this limitation may be to prevent shareholders from claiming as a credit the full amount of their pro rata share of a Fund’s non-U.S. income taxes. In addition, shareholders will not be eligible to claim a non-U.S. tax credit with respect to non-U.S. income taxes paid by a Fund unless certain holding period requirements are met at both a Fund and the shareholder levels. For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Each Fund will make such an election only if it deems it to be in the best interest of its shareholders. A shareholder not subject to U.S. tax may prefer that this election not be made. Each Fund will notify shareholders in writing each year if it makes the election and of the amount of non-U.S. income taxes, if any, to be passed through to the shareholders and the amount of non-U.S. taxes, if any, for which shareholders of the Fund will not be eligible to claim a non-U.S. tax credit because the holding period requirements (described above) have not been satisfied.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.
STATE AND LOCAL TAX MATTERS. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gains distributions from regulated investment companies and other items may differ from federal income tax rules. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.
CAPITAL LOSS CARRYFORWARDS. Because the Funds are new, this information is not available.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures with respect to the disclosure of portfolio securities owned by each Fund and to authorize certain arrangements to make available information about portfolio holdings. These policies and procedures are designed to ensure that disclosures of a Fund’s portfolio holdings are made consistently with the antifraud provisions of the federal securities laws, the fiduciary duties of each Fund and its adviser, certain provisions of the 1940 Act and the rules thereunder permitting the operation of

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a Fund as an ETF, and the requirements of any Exchange. The policy is designed to ensure that disclosures of nonpublic portfolio holdings to selected third parties are made only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.
The Board has authorized PGIM Investments, as the investment manager of each Fund, to administer these policies and procedures and to enter into confidentiality agreements on behalf of the Funds that provide that all information disclosed shall be treated as confidential and that the recipient will not trade on the nonpublic information. No material, non-public information, including but not limited to portfolio holdings, may be disseminated to third parties except in compliance with these policies and procedures.
The Custodian Bank (BNY) is authorized to facilitate, under the supervision of PGIM Investments, the release of portfolio holdings.
Each Fund will post on its publicly available website on each day that the Fund is open for business, including as required by Section 22(e) of the 1940 Act (a “Business Day”), before commencement of trading of the Fund’s shares on the Exchange, the identities and quantities of the portfolio securities, assets and other positions held by the Fund that will form the basis for the ETF’s calculation of NAV at the end of the Business Day. The website will be publicly available at no charge. Each Fund’s portfolio holdings, or portions thereof, also may be disclosed through financial reporting and news services, such as Bloomberg, and through other publicly accessible Internet websites.
In addition, a basket composition file, which includes the security names and share quantities to deliver (or be received) in exchange for Fund shares, together with estimates and actual cash components, will be publicly disseminated daily prior to the opening of the Exchange(s). Neither the Funds nor their service providers may publicly disseminate material non-public information concerning a Fund without the approval of the Chief Compliance Officer.
Complete Fund holdings will be made public at the time of quarterly public regulatory filings via Forms N-CSR and/or N-PORT, unless noted otherwise herein.
Daily Calculation of Net Asset Value. The net asset value per share of each Fund will be calculated on each Business Day and will be made available to all market participants at the same time via the Fund’s Website. A Fund’s net asset value may also be made available through other published means (e.g., in newspapers or other Internet websites). The Fund’s website will also include, on a per share basis, the market closing price or mid-point of the bid/ask spread at the time of calculation of such net asset value, and a calculation of the premium or discount of the market closing price or mid-point of the bid/ask spread against such net asset value. Each Fund’s website will also include information on the premium or discount of the market closing price over the most recently completed calendar year and the most recently completed calendar quarters since that year and information on the median bid/ask spread during each of the last 30 calendar days.
Public Disclosures—Non-Specific Information. Each Fund and/or PGIM Investments may publicly distribute non-specific information about the Funds and/or summary information about the Funds at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Fund’s holdings.
Ongoing Nonpublic Disclosure Arrangements. Each Fund has entered into ongoing arrangements to make available nonpublic information about its portfolio holdings, subject to the conditions, restrictions and requirements set forth below. Parties receiving this information may include intermediaries that distribute Fund shares, third-party providers of auditing, custody, proxy voting and other services for the Funds, rating and ranking organizations, and certain affiliated persons of each Fund, as described below. The procedures utilized to determine eligibility are set forth below:
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A request for release of portfolio holdings shall be prepared setting forth a legitimate business purpose for such release which shall specify the Fund(s), the terms of such release, and frequency (e.g., level of detail, staleness). Such request shall address whether there are any conflicts of interest between the Fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund(s).
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The request shall be forwarded to PGIM Investments’ Product Development Group and to the Chief Compliance Officer or his delegate for review and approval.
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A confidentiality agreement in the form approved by a Fund officer must be executed by the recipient of the portfolio holdings.
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A Fund officer shall approve the release and the agreement. Copies of the release and agreement shall be sent to PGIM Investments’ Law Department.
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Written notification of the approval shall be sent by such officer to PGIM Investments’ Fund Administration Group to arrange the release of portfolio holdings.
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PGIM Investments’ Fund Administration Group shall arrange the release by the Custodian Bank.

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Requests for disclosure to PGIM Investments or its employees shall follow the procedures noted above other than the execution of a confidentiality agreement.
Set forth below are the authorized ongoing arrangements as of the date of this SAI:
1. Traditional External Recipients/Vendors
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Full holdings on a daily basis to Institutional Shareholder Services (“ISS”), Broadridge and Glass, Lewis & Co. (proxy voting administrator/agents) at the end of each day;
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Full holdings on a daily basis to ISS (securities class action claims administrator) at the end of each day;
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Full holdings on a daily basis to a Fund's subadviser(s), Custodian Bank, sub-custodian (if any) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When a Fund has more than one subadviser, each subadviser receives holdings information only with respect to the “sleeve” or segment of the Fund for which the subadviser has responsibility;
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Full holdings to a Fund's independent registered public accounting firm as soon as practicable following the Fund's fiscal year-end or on an as-needed basis;
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Full holdings to a Fund’s counsel on an as-needed basis;
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Full holdings to counsel of a Fund’s independent board members on an as-needed basis;
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Full holdings to financial printers as soon as practicable following the end of a Fund's quarterly, semi-annual and annual period-ends; and
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Full holdings to a Fund’s securities lending agent on a daily basis.
2. Analytical Service Providers
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Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following the Fund's fiscal quarter-end;
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Full holdings to Morningstar and Bloomberg on a daily basis;
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Full holdings on a daily basis to FactSet Research Systems Inc. (investment research provider) at the end of each day;
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Full holdings on a quarterly basis to Frank Russell Company (investment research provider) when made available;
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Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (PGIM Jennison Growth Fund and certain other selected PGIM Funds only);
◾
Full holdings on a daily basis to Bloomberg BVAL, ICE, S&P Global, Refinitiv and J.P. Morgan Pricing Direct (securities valuation);
◾
Full holdings on a monthly basis to FX Transparency (foreign exchange/transaction analysis) when made available;
◾
Full holdings on a daily basis to ICE/Hedgemark (liquidity calculations);
◾
Full holdings to Hedgemark (VaR calculations) on a daily basis (for funds that are full derivatives users pursuant to Rule 18f-4 under the 1940 Act).
In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes).
In addition, certain authorized employees of PGIM Investments receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PGIM Investments employees are subject to the requirements of the personal securities trading policy of Prudential, which prohibits employees from trading on or further disseminating confidential information, including portfolio holdings information.
There can be no assurance that the policies and procedures on portfolio holdings information will protect a Fund from the potential misuse of such information by individuals or entities that come into possession of the information.
PROXY VOTING
The Board has delegated to the Manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. The Manager is authorized by the Funds to delegate, in whole or in part, their proxy voting authority to the subadviser(s) or third party vendors consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.
The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Funds. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of the Funds should a proxy issue potentially implicate a conflict of interest between the Funds and the Manager or its affiliates.

51

The Manager delegates to the Funds' subadviser(s) the responsibility for voting proxies. The subadviser is expected to identify and seek to obtain the optimal benefit for the Funds, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Funds and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Funds and the interests of the subadviser or its affiliates. The Manager and the Board expect that the subadviser will notify the Manager and Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the SEC. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ending June 30 is available without charge on the Funds' website at www.pgim.com/investments and on the SEC's website at www.sec.gov.
A summary of the proxy voting policies of the subadviser(s) is set forth in its respective Appendix to this SAI.
CODES OF ETHICS
The Board has adopted a Code of Ethics. In addition, the Manager, subadviser(s) and Distributor have each adopted a Code of Ethics. The Codes of Ethics apply to access persons (generally, persons who have access to information about the Funds' investment program) and permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds. However, the protective provisions of the Codes of Ethics prohibit certain investments and limit such personnel from making investments during periods when the Funds are making such investments. The Codes of Ethics are on public file with, and are available from, the SEC.
APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
PGIM Quantitative Solutions LLC
Description of PGIM Quantitative Solutions LLC Proxy Voting Policies. It is the policy of PGIM Quantitative Solutions to vote proxies on client securities in the best long-term economic interest of its clients (i.e., the mutual interests of clients in seeing the appreciation in value of a common investment over time). In the case of pooled accounts, PGIM Quantitative Solutions’ policy is to vote proxies on securities in such account in the best long-term economic interest of the pooled account. In the event of any actual or potential conflict of interest between PGIM Quantitative Solutions and its clients or affiliates, PGIM Quantitative Solutions votes in accordance with the policy of its proxy voting advisor rather than its own policy.
PGIM Quantitative Solutions’ proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PGIM Quantitative Solutions’ judgment of how to further the best long-range economic interest of its clients through the shareholder voting process. They also reflect PGIM Quantitative Solutions’ general philosophy on corporate governance matters and its approach to governance and other issues that may often arise when voting ballots on the various securities held in client accounts. PGIM Quantitative Solutions’ guidelines are not intended to limit the analysis of individual issues at specific companies nor do they indicate how it will vote in every instance. Rather, they express PGIM Quantitative Solutions’ views about various ballot issues generally, and provide insight into how it typically approaches such issues. PGIM Quantitative Solutions may consider Environmental, Social and Governance (“ESG”) factors in its voting decisions. Where ballot issues are not addressed by PGIM Quantitative Solutions’ policy, or when circumstances may suggest a vote not in accordance with its established guidelines, PGIM Quantitative Solutions’ voting decisions are made on a case-by-case basis taking into consideration the potential economic impact of the proposal, as well as any circumstances that may result in restrictions on trading the security. Case-by-case, or manual, evaluation of a ballot item entails consideration of various, specific factors as they relate to a particular issuer and/or proposed action. For example, when performing manual evaluation of a ballot item relating to executive compensation (which will generally occur if PGIM Quantitative Solutions receives research suggesting a vote “against” the item), we consider such factors as stock performance, financial position and compensation practices of the issuer relative to its peers, change in control, tax gross-up and clawback policies of the issuer, pay inequality and other corporate practices, although not all factors may be relevant or of equal significance to a specific matter. With respect to contested meetings, which we always vote on a case-by-case basis, we consider research provided by PGIM Quantitative Solutions’ proxy advisor as well as other sources of information available in the marketplace, in order to understand the issues on both sides of the contest and determine our view. With respect to mergers and acquisitions, we consider whether a fairness opinion as to valuation has been obtained. With respect to non-U.S. holdings, PGIM Quantitative Solutions takes into account additional restrictions in some countries that might impair its ability to trade those securities or have other potentially adverse economic consequences, and generally votes non-US securities on a best efforts basis if PGIM Quantitative Solutions determines that voting is in the best economic interest of its clients. PGIM Quantitative Solutions may be unable to vote proxies in countries where clients or their custodians do not have the ability to cast votes due to lack of documentation or operational capacity, or otherwise. The Fund determines whether fund securities out on loan are to be recalled for voting purposes and PGIM Quantitative Solutions is not involved in any such decision. PGIM

PGIM Rock ETF Trust 52

Quantitative Solutions’ Proxy Voting Committee includes representatives of PGIM Quantitative Solutions’ Investment, Operations, Compliance, Risk and Legal teams. This committee is responsible for interpreting the proxy voting policy, identifying conflicts of interest, and periodically assessing the effectiveness of the policies and procedures.
PGIM Quantitative Solutions utilizes the services of a third party proxy voting advisor, and has directed the proxy advisor, upon receipt of the proxies, to vote in a manner consistent with PGIM Quantitative Solutions’ established proxy voting guidelines described above (assuming timely receipt of proxy materials from issuers and custodians). PGIM Quantitative Solutions conducts regular due diligence on its proxy advisor. In accordance with its obligations under the Advisers Act, PGIM Quantitative Solutions provides full disclosure of its proxy voting policy, guidelines and procedures to its clients upon their request, and will also provide to any client, upon request, the proxy voting records for that client’s securities.

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PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)(1) Certificate of Trust of the Registrant dated August 30, 2023. Filed herewith.
(a)(2) Agreement and Declaration of Trust dated August 30, 2023. Filed herewith.
(b) By-Laws of the Registrant dated August 30, 2023. Filed herewith.
(c) Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, as Exhibit (a)(2) and Exhibit (b), respectively, defining the rights of Registrant’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.
(d)(1) Management Agreement between the Registrant and PGIM Investments LLC. To be filed by subsequent amendment.
(d)(2) Subadvisory Agreement between PGIM Investments LLC and PGIM Quantitative Solutions LLC. To be filed by subsequent amendment.
(e) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC. To be filed by subsequent amendment.
(f) Not applicable.
(g)(1) Custody agreement dated November 7, 2022, between the Registrant and the Bank of New York (BNY). To be filed by subsequent amendment.
(g)(2) Amendment to Custody Agreement dated November 7, 2002, between the Registrant and The Bank of New York Mellon. To be filed by subsequent amendment.
(h)(1) Amendment to Transfer Agency and Service agreement with The Bank Of New York Mellon dated March 24, 2022 to add Registrant. To be filed by subsequent amendment.
(h)(2) Fund Administration and Accounting Agreement between each Fund listed on Appendix A thereto and the Bank of New York Mellon dated February 3, 2006. To be filed by subsequent amendment.
(h)(3) Amendment to the Fund Administration and Accounting Agreement dated February 3, 2006, with the Bank of New York Mellon. To be filed by subsequent amendment.
(h)(4) Form of Authorized Participant Agreement. To be filed by subsequent amendment.
(i)(1) Opinion and consent of Morris Nichols Arsht & Tunnell LLP. To be filed by subsequent amendment.
(j) Consent of independent registered public accounting firm. To be filed by subsequent amendment.
(k) Not applicable.
(l) Initial Capital Agreement. To be filed by subsequent amendment.
(m) Distribution and Service Plan. To be filed by subsequent amendment.
(n) Not applicable.

(o) Power of Attorney. To be filed by subsequent amendment.
(p)(1) Code of Ethics of Registrant. To be filed by subsequent amendment.
(p)(2) Investment Adviser Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager, and Distributor, dated January 2022. To be filed by subsequent amendment.
(p)(3) Investment Adviser Code of Ethics and Personal Securities Trading Policy for PGIM Quantitative Solutions LLC, dated January 2022. To be filed by subsequent amendment.
Item 29. Persons Controlled by or under Common Control with the Registrant.
None.
Item 30. Indemnification.
Subject to the limitations of Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Del. Code Ann. Title 12 sec. 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands. Article VII, Section 2 of the Agreement and Declaration of Trust and Article XI of the By-Laws provide that (1) the officers, Trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, Trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions and (2) all persons extending credit to, contracting with or having any claim against Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of the Registrant). As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement, the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (Commission) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.
Section 9 of the Management Agreement and Section 6 of the Subadvisory Agreements limit the liability of PGIM Investments LLC and PGIM Quantitative Solutions LLC, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Item 31. Business and other Connections of the Investment Adviser.
PGIM Investments LLC (“PGIM Investments”)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.
The business profession, vocation or employment of a substantial nature engaged in by the officers and directors of PGIM Investments during the past two years are listed in Schedules A and D of Form ADV of PGIM Investments as currently on file with the Commission (File No. 801-31104), the text of which is hereby incorporated by reference.
PGIM Quantitative Solutions LLC
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.
The business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of PGIM Quantitative Solutions LLC during the past two years is included in its Form ADV as currently on file with the Commission (File No. 801-62692), the relevant text of which is incorporated herein by reference.
Item 32. Principal Underwriters.
(a) Prudential Investment Management Services LLC (PIMS) is distributor for PGIM ETF Trust, Prudential Government Money Market Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.
PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract GI-2, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.
(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Andre T. Carrier (2)	President	N/A
Scott E. Benjamin (2)	Vice President	Board Member and Vice President
H. Soo Lee (1)	Senior Vice President, Chief Legal Officer and Secretary	N/A
John N. Christolini (3)	Senior Vice President and Chief Compliance Officer	N/A
Karen Leibowitz (1)	Senior Vice President and Chief Administrative Officer	N/A
Robert Smit (4)	Senior Vice President, Controller and Chief Financial Officer	N/A

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Hansjerg Schlenker (2)	Senior Vice President and Chief Operations Officer	N/A
Peter Puzio (3)	Senior Vice President	N/A
Kevin Chaillet (3)	Treasurer	N/A
Kelly Florio (4)	Vice President and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Principal Business Addresses:
(1)
213 Washington Street, Newark, NJ 07102
(2)
655 Broad Street, Newark, NJ 07102
(3)
280 Trumbull Street, Hartford, CT 06103
(4)
751 Broad Street, Newark NJ, 07102
(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon. (BNY), 240 Greenwich Street, New York, New York 10286, PGIM Quantitative Solutions LLC, 655 Broad Street, 16th Floor, Newark, NJ 07102, and the Registrant, 655 Broad Street, Newark, New Jersey 07102.
Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at 655 Broad Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY.
Item 34. Management Services.
Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of New Jersey on September 22, 2023.
PGIM Rock ETF Trust
By: /s/ Claudia DiGiacomo
Name: Claudia DiGiacomo
Title: Sole Trustee and President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
By: /s/ Claudia DiGiacomo Claudia DiGiacomo	Sole Trustee and President and Principal Executive Officer	September 22, 2023
By: /s/ Christian J. Kelly Christian J. Kelly	Chief Financial Officer (Principal Financial Officer)	September 22, 2023

PGIM Rock ETF Trust
Exhibit Index
Item 28 Exhibit No.	Description
(a)(1)	Certificate of Trust of the Registrant dated August 30, 2023.
(a)(2)	Agreement and Declaration of Trust dated August 30, 2023.
(b)	By-Laws of the Registrant dated August 30, 2023.